UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03327
MFS SERIES TRUST XIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
February 28*
Date of reporting period:
August 31, 2026
*This Form N-CSR pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Diversified
Income Fund
Class A-DIFAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$45	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFA-SEM

MFS® Diversified
Income Fund
Class C-DIFCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$83	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFC-SEM

MFS® Diversified
Income Fund
Class I-DIFIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$33	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFI-SEM

MFS® Diversified
Income Fund

Class R1-DIFDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$83	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR1-SEM

MFS® Diversified
Income Fund

Class R2-DIFEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$58	1.14%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR2-SEM

MFS® Diversified
Income Fund

Class R3-DIFFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$45	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR3-SEM

MFS® Diversified
Income Fund

Class R4-DIFGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$33	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit
quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR4-SEM

MFS® Diversified
Income Fund

Class R6-DIFHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$28	0.55%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit
quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DIFR6-SEM

MFS® Government
Securities Fund

Class A-MFGSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$38	0.77%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit
quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGA-SEM

MFS® Government
Securities Fund

Class B-MFGBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$75	1.52%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGB-SEM

MFS® Government
Securities Fund

Class C-MFGDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$75	1.52%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGC-SEM

MFS® Government
Securities Fund

Class I-MGSIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$26	0.52%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGI-SEM

MFS® Government
Securities Fund

Class R1-MFGGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$76	1.52%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR1-SEM

MFS® Government
Securities Fund
Class R2-MGVSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$51	1.02%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR2-SEM

MFS® Government
Securities Fund
Class R3-MFGHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$38	0.77%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR3-SEM

MFS® Government
Securities Fund
Class R4-MFGJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$26	0.52%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR4-SEM

MFS® Government
Securities Fund
Class R6-MFGKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.42%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFGR6-SEM

MFS® New Discovery
Value Fund

Class A-NDVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$64	1.23%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVA-SEM

MFS® New Discovery
Value Fund

Class B-NDVBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$102	1.97%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVB-SEM

MFS® New Discovery
Value Fund
Class C-NDVCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$103	1.98%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVC-SEM

MFS® New Discovery
Value Fund
Class I-NDVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$51	0.98%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVI-SEM

MFS® New Discovery
Value Fund
Class R1-NDVRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$102	1.98%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR1-SEM

MFS® New Discovery
Value Fund
Class R2-NDVSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$77	1.48%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR2-SEM

MFS® New Discovery
Value Fund
Class R3-NDVTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$63	1.22%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR3-SEM

MFS® New Discovery
Value Fund

Class R4-NDVUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$51	0.98%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR4-SEM

MFS® New Discovery
Value Fund

Class R6-NDVVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$45	0.87%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDVR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Diversified Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Diversified Income Fund
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 37.9%
Aerospace & Defense – 0.2%
Boeing Co., 5.15%, 5/01/2030	$561,000	$562,622
Boeing Co., 5.805%, 5/01/2050	1,882,000	1,774,067
Honeywell Aerospace, Inc., 4.6%, 3/16/2033	668,000	645,895
Honeywell Aerospace, Inc., 4.95%, 3/16/2036	668,000	641,712
Honeywell Aerospace, Inc., 5.732%, 3/16/2056	307,000	291,710
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	324,000	326,808
		$4,242,814
Asset-Backed & Securitized – 1.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.096%, 11/15/2054 (i)	$6,315,709	$187,716
Affirm, Inc., 2026-X1, “A”, 4.27%, 4/15/2031 (n)	224,106	224,023
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	484,477	484,056
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	661,173	659,000
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.389% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	1,097,000	1,098,714
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.286% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	945,371
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	20,089	20,128
AutoNation Finance Trust, 2026-N1A, “A2”, 4.48%, 2/15/2029 (n)	195,000	194,825
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.359% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	900,000	901,317
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.659%, 2/15/2054 (i)	3,311,847	178,890
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.656%, 12/15/2055 (i)	4,143,352	124,421
BDS Ltd., 2024-FL13, “A”, FLR, 5.223% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	333,076	333,229
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.19%, 3/15/2054 (i)	6,160,910	206,574
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.934%, 6/15/2054 (i)	6,102,573	168,012
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.343%, 7/15/2054 (i)	7,215,688	292,632
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.808%, 7/15/2055 (i)	6,928,501	240,233
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	125,700	126,584
BX Trust, 2026-CLS, “A”, 5.039%, 5/15/2043 (n)	399,000	399,499
BX Trust, 2026-LBTY, “A”, FLR, 4.9% (SOFR - 1mo. + 1.25%), 8/15/2048 (n)	289,509	289,507
CarMax Select Receivables Trust, 2026-B, “A2”, 4.35%, 4/16/2029	147,000	146,946
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.938%, 12/15/2072 (i)(n)	8,316,892	193,907
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	478,438	476,699
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.811%, 4/15/2054 (i)	4,528,375	114,125
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 1.067%, 8/15/2055 (i)	7,850,482	334,674
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	201,342	201,969
CPS Auto Receivables Trust, 2026-C, “A”, 4.52%, 4/15/2030 (n)	171,490	171,456
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	1,030,787	1,029,768
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	234,585	234,850
Exeter Automobile Receivables Trust, 2026-2A, “A2”, 4.31%, 11/15/2028	492,365	492,397
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.04%, 11/15/2028 (n)	243,889	243,678
GLS Auto Select Receivables Trust, 2026-3A, “A2”, 4.47%, 3/15/2029 (n)	186,000	185,943
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	399,022	391,723
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	152,745	149,648
JPMorgan Mortgage Trust, 2026-NQM5, “A1”, 5.677%, 1/25/2067 (n)	322,874	322,275
KREF 2018-FT1 Ltd., “AS”, FLR, 5.054% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,159	9,158
LAD Select Auto Receivables Trust, 2026-A, “A2”, 4.59%, 4/16/2029 (n)	258,000	257,973
MF1 2021-FL7 Ltd., “A”, FLR, 4.833% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	146,247	146,243
MF1 2022-FL8 Ltd., “A”, FLR, 4.997% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	471,359	471,356
MF1 2024-FL5 LLC, “A”, FLR, 5.327% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	1,151,000	1,151,707
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.966%, 12/15/2051 (i)	8,451,064	124,450
DIFFS-SEM

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)	$2,338,360	$97,016
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	224,452	222,449
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	289,795	288,738
Morgan Stanley Residential Mortgage Loan Trust, 2026-INV1, “A9”, FLR, 4.793% (SOFR - 1mo. + 1.15%), 2/25/2061 (n)	238,418	236,626
MTN Commercial Mortgage Trust, 2026-LPFX, “A”, 5.153%, 5/15/2043 (n)	100,000	98,715
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	455,625	446,859
New Residential Mortgage Loan Trust, 2026-NQM8, “A1”, 5.564%, 8/25/2066 (n)	310,055	308,542
New Residential Mortgage Loan Trust, 2026-NQM9, “A1”, 4.833%, 2/25/2066 (n)	918,899	902,645
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	196,497	196,301
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	53,038	52,989
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	124,582	124,295
OBX Trust, 2024-NQM16, “A1”, 5.53%, 10/25/2064 (n)	224,256	224,105
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	238,909	238,931
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	218,387	217,701
Ocwen Loan Investment Trust, 2026-HB3, “A”, 3%, 6/25/2039 (n)	191,325	187,410
Palmer Square Loan Funding, 2024-3A Ltd., “A2R”, FLR, 4.907% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	250,000	250,052
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.153% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	1,225,000	1,225,167
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	208,000	208,346
PFS Financing Corp., 2025-A, “A”, FLR, 4.286% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	692,000	692,200
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.843% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	169,264	168,889
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.793% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	919,584	912,652
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	296,946	295,420
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	697,800	694,105
RCKT Trust, 2025-1A, “A”, 4.9%, 7/25/2034 (n)	32,561	32,587
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	229,863	229,665
Sequoia Mortgage Trust, 2026-Med2, “A1A”, 5.613%, 8/25/2056 (n)	387,461	383,954
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.279% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	948,207	948,349
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	102,971	102,816
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	135,902	136,121
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.098%, 1/15/2052 (i)(n)	4,775,566	76,251
		$24,125,572
Auto & Auto Components – 0.1%
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	$580,000	$570,775
Hyundai Capital America, 6.375%, 4/08/2030 (n)	661,000	684,380
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)	643,000	635,138
		$1,890,293
Brokerage & Asset Managers – 0.4%
Blue Owl Finance LLC, 6.75%, 8/18/2036	$579,000	$577,633
Carlyle Group, Inc., 5.05%, 9/19/2035	441,000	416,843
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	500,000	520,755
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	762,000	724,868
Charles Schwab Corp., 5.493% to 5/21/2036, FLR (SOFR - 1 day + 1.28%) to 5/21/2037	924,000	910,875
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)	643,000	644,466
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	800,000	776,350
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	469,000	458,664
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	753,000	713,023
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	440,000	436,964
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	724,000	689,172
LPL Holdings, Inc., 5.65%, 3/15/2035	902,000	883,465
		$7,753,078

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.3%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$1,167,000	$1,130,222
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		565,000	568,611
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		516,000	520,541
Martin Marietta Materials, Inc., 5.625%, 8/15/2036		573,000	573,043
Martin Marietta Materials, Inc., 5.5%, 12/01/2054		216,000	196,933
Martin Marietta Materials, Inc., 6.375%, 8/15/2056		564,000	576,018
Vulcan Materials Co., 4.5%, 6/15/2047		419,000	340,148
Vulcan Materials Co., 5.7%, 12/01/2054		581,000	550,951
			$4,456,467
Business Services – 0.2%
Automatic Data Processing, Inc., 5%, 5/07/2036		$594,000	$576,745
Beacon Point DC LLC, 6.129%, 11/30/2042 (n)		692,000	656,782
Experian PLC, 5.35%, 8/24/2036 (n)		640,000	623,113
Paychex, Inc., 5.35%, 4/15/2032		897,000	896,200
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)		541,000	489,537
			$3,242,377
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$444,000	$432,839
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 7.087%, 9/01/2038 (n)		345,000	341,566
Comcast Corp., 5.35%, 5/15/2053		844,000	694,519
United Group B.V., 6.25%, 1/31/2032 (n)	EUR	520,000	606,471
Videotron Ltd., 3.625%, 6/15/2029 (n)		$483,000	464,768
Videotron Ltd., 5.7%, 1/15/2035 (n)		726,000	712,087
			$3,252,250
Chemicals – 0.1%
Dangote Fertiliser Ltd., 7.75%, 5/05/2031 (n)		$834,000	$837,033
ICL Group Ltd., 6.036%, 6/16/2036 (n)		731,000	720,925
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)		705,000	728,694
			$2,286,652
Conglomerates – 0.3%
Eaton Corp. PLC, 4.5%, 3/06/2033		$794,000	$764,733
Eaton Corp. PLC, 4.8%, 3/06/2036		484,000	462,619
GE Vernova, Inc., 4.875%, 2/04/2036		699,000	670,878
nVent Finance S.à r.l., 5.65%, 5/15/2033		855,000	864,708
Regal Rexnord Corp., 6.05%, 4/15/2028		903,000	918,411
Regal Rexnord Corp., 6.3%, 2/15/2030		171,000	176,272
Regal Rexnord Corp., 6.4%, 4/15/2033		258,000	267,914
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		563,000	561,779
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		527,000	531,714
			$5,219,028
Consumer Products – 0.1%
Haleon US Capital LLC, 3.625%, 3/24/2032		$685,000	$634,812
Haleon US Capital LLC, 5.375%, 8/21/2036		1,009,000	1,002,291
			$1,637,103

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.2%
CBRE Services, Inc., 5.95%, 8/15/2034		$768,000	$782,447
Meituan, 4.5%, 5/05/2031 (n)		786,000	754,725
Rentokil Terminix Funding PLC, 4.625%, 4/23/2031 (n)		200,000	194,093
Rentokil Terminix LLC, 5%, 4/28/2030 (n)		923,000	916,366
			$2,647,631
Containers – 0.1%
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$2,000,000	$1,940,000
Diversified Financial Services – 0.5%
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		$1,192,000	$1,154,857
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		625,000	602,334
Blackstone Secured Lending Fund, 5.35%, 4/13/2028		416,000	414,772
Blackstone Secured Lending Fund, 5.9%, 5/21/2031		381,000	373,505
Blue Owl Credit Income Corp., 6.55%, 10/15/2031 (n)		932,000	926,006
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)		536,000	530,270
IIFL Finance Ltd., 7.6%, 9/10/2029 (n)		729,000	737,840
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		939,000	930,089
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)		403,000	407,745
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		714,000	720,767
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)		669,000	668,195
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)		911,000	917,240
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		530,000	509,143
SMBC Aviation Capital Finance DAC, 5.7%, 7/23/2036 (n)		480,000	474,172
Tata Capital Ltd., 5.332%, 1/21/2030		200,000	199,638
			$9,566,573
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$785,000	$793,442
Emerging Market Quasi-Sovereign – 3.5%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$750,823
Al Jawaher Assets Co. SPC (Sultanate of Oman), 4.662%, 10/29/2030 (n)		803,000	781,744
Aloqabank JSC (Republic of Uzbekistan), 7.7%, 5/18/2031 (n)		427,000	425,483
Avilease Capital Ltd. (Kingdom of Saudi Arabia), 4.75%, 11/12/2030 (n)		1,002,000	972,148
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		640,000	644,055
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 4.65%, 10/01/2030 (n)		306,000	300,063
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.2%, 5/06/2033 (n)		772,000	761,964
Banco Nacional de Comercio Exterior, S.N.C. (United Mexican States), 6%, 5/14/2036 (n)		619,000	613,119
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,040,056
Bank Gospodarstwa Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	364,000	422,172
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028		1,054,000	1,183,594
Bulgarian Energy Holding EAD, 4.25%, 6/19/2030		515,000	590,628
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		$395,175	404,082
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		664,703	662,709
Chile Electricity Lux MPC II S.à r.l., 5.672%, 10/20/2035 (n)		708,736	712,230
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		720,000	740,448
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		597,000	621,854
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		688,000	666,528
Codelco, Inc. (Republic of Chile), 6.78%, 1/13/2055 (n)		817,000	840,856
Comisión Ejecutiva Hidroeléctrica del Río Lempa (Republic of El Salvador), 8.65%, 1/24/2033 (n)		330,000	356,235
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		824,000	802,164
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		1,013,000	1,033,371
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		423,000	425,940

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
DAE Funding LLC (United Arab Emirates), 4.95%, 1/15/2033 (n)		$700,000	$669,196
DAE Sukuk (DIFC) Ltd. (United Arab Emirates), 4.5%, 10/16/2030 (n)		735,000	711,473
Danantara Investment (Republic of Indonesia), 5.35%, 6/18/2031 (n)		619,000	614,198
Danantara Investment (Republic of Indonesia), 5.95%, 6/18/2036 (n)		627,000	617,579
Dhafrah PV2 Energy Co. LLC (United Arab Emirates), 5.794%, 6/30/2053 (n)		812,744	785,293
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	795,227
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		724,000	765,749
El Fondo Mivivienda S.A. (Republic of Peru), 5.4%, 3/31/2031 (n)		840,000	840,611
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		495,000	496,486
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		487,000	488,706
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	708,768
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		684,000	694,996
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		1,143,000	1,146,734
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		1,099,000	1,094,971
Export-Import Bank of India, 5%, 1/12/2036 (n)		1,048,000	1,000,997
Export-Import Bank of India, 5.75%, 1/12/2056 (n)		455,000	433,344
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.25%, 5/14/2033		874,000	864,540
Grupo Energia Bogota S.A. ESP (Republic of Colombia), 5.75%, 10/22/2035 (n)		687,000	671,062
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,218,803
JSC National Co. Kazakhstan Temir Zholy, 4.875%, 4/29/2031 (n)		518,000	505,192
JSC National Co. Kazakhstan Temir Zholy, 5.25%, 4/29/2036 (n)		468,000	447,676
JSC National Co. QazaqGaz (Republic of Kazakhstan), 5.625%, 5/08/2036 (n)		695,000	680,369
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		399,000	430,762
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 2/13/2030 (n)		1,287,000	1,285,010
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 1/29/2036 (n)		1,211,000	1,177,868
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		798,000	807,689
Magyar Fejlesztesi Bank Zrt. (Republic of Hungary), 4.375%, 6/27/2030	EUR	523,000	618,546
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$852,000	884,236
National Bank of Uzbekistan, 8.5%, 7/05/2029		668,000	706,388
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		1,234,000	1,271,665
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		752,000	787,998
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		675,000	700,472
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		723,000	743,120
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		407,000	423,788
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.741%, 4/22/2174 (n)		879,000	870,197
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		662,000	642,235
Petroleos de Venezuela S.A., 6%, 11/15/2026 (a)(d)		1,796,000	717,502
Petroleos de Venezuela S.A., 6%, 5/16/2027 (a)(d)		1,810,568	716,985
Petroleos Mexicanos, 6.75%, 9/21/2047		1,119,000	939,345
Petroleos Mexicanos, 7.69%, 1/23/2050		1,582,000	1,441,321
Petroleos Mexicanos, 6.95%, 1/28/2060		335,000	274,700
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		1,199,000	1,198,543
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,187,000	1,189,806
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		319,000	314,357
PT Bank Mandiri Tbk (Republic of Indonesia), 5.25%, 4/10/2031		720,000	713,003
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		858,000	851,672
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		920,000	867,019
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,119,540
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 4.125%, 9/17/2030 (n)		1,023,000	983,371
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)		726,000	697,971
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		638,000	576,725
Sonangol Finance Ltd. (Republic of Angola), 10%, 1/29/2031 (n)		1,019,000	1,047,086
State Oil Co. of the Azerbaijan Republic, 5.83%, 7/07/2035		574,000	570,186
State Oil Co. of the Azerbaijan Republic, 6.57%, 7/07/2056		571,000	566,906

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 4.489%, 1/15/2031 (n)		$507,000	$495,136
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 5.083%, 1/15/2036 (n)		510,000	499,698
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030 (n)		586,000	589,142
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		886,000	882,210
Turkiye Ihracat Kredi Bankasi A.S., 6.125%, 5/02/2029 (n)		415,000	409,911
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)		712,000	708,743
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		324,000	314,621
			$62,039,709
Emerging Market Sovereign – 8.7%
Arab Republic of Egypt, 0%, 11/10/2026	EGP	60,800,000	$1,144,242
Arab Republic of Egypt, 0%, 12/29/2026		40,650,000	741,729
Arab Republic of Egypt, 5.875%, 2/16/2031		$1,366,000	1,320,646
Arab Republic of Egypt, 7.903%, 2/21/2048		1,528,000	1,358,079
Arab Republic of Egypt, 8.875%, 5/29/2050		1,830,000	1,794,287
Benin Sukuk S.A., 6.2%, 1/29/2033 (n)		433,000	420,548
Commonwealth of Bahamas, 8.25%, 6/24/2036 (n)		522,000	575,421
Democratic Socialist Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		1,630,525	1,564,024
Democratic Socialist Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		565,350	577,864
Democratic Socialist Republic of Sri Lanka, 3.6%, 2/15/2038 (n)		498,971	511,671
Dominican Republic, 7.05%, 2/03/2031 (n)		1,196,000	1,252,212
Dominican Republic, 4.875%, 9/23/2032 (n)		839,000	789,919
Dominican Republic, 4.875%, 9/23/2032		824,000	775,796
Dominican Republic, 6%, 2/22/2033 (n)		610,000	606,950
Dominican Republic, 6.15%, 5/17/2038 (n)		755,000	733,105
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		1,109,000	1,107,336
Federal Republic of Nigeria, 0%, 9/22/2026	NGN	1,132,434,000	837,350
Federal Republic of Nigeria, 0%, 10/20/2026		1,168,112,000	851,028
Federal Republic of Nigeria, 0%, 10/27/2026		1,062,282,000	770,972
Federal Republic of Nigeria, 7.875%, 2/16/2032		$704,000	739,691
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,553,000	1,584,851
Federal Republic of Nigeria, 8.631%, 1/13/2036 (n)		703,000	760,930
Federal Republic of Nigeria, 7.696%, 2/23/2038		595,000	603,201
Federative Republic of Brazil, 6.625%, 3/15/2035		684,000	690,635
Federative Republic of Brazil, 6.25%, 5/22/2036		846,000	819,774
Federative Republic of Brazil, 7.25%, 1/12/2056		474,000	454,898
Gabonese Republic, 9.375%, 8/05/2033 (n)		436,000	391,925
Government of Honduras, 6.4%, 7/29/2036 (n)		929,000	931,787
Government of Ukraine, 4%, 2/01/2032 (n)		2,512,960	2,061,247
Government of Ukraine, 0%, 2/01/2034 (n)		779,905	432,580
Government of Ukraine, 4.5%, 2/01/2034 (n)		188,729	129,345
Government of Ukraine, 0%, 2/01/2035 (n)		217,038	124,950
Government of Ukraine, 4.5%, 2/01/2035 (n)		440,367	296,351
Government of Ukraine, 4.5%, 2/01/2036 (n)		629,096	417,742
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)		631,000	631,277
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.75%, 9/01/2030 (n)		672,000	674,927
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.7%, 7/02/2032 (n)		729,000	724,646
Islamic Republic of Pakistan, 6.975%, 4/24/2029 (n)		842,000	844,310
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		835,000	802,439
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		697,000	557,670
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		736,000	452,252
Kingdom of Saudi Arabia, 5.875%, 1/12/2056 (n)		968,000	896,538
Oriental Republic of Uruguay, 8%, 10/29/2035	UYU	25,941,309	649,675
Oriental Republic of Uruguay, 5.442%, 2/14/2037		$967,000	963,132

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Oriental Republic of Uruguay, 4.975%, 4/20/2055		$753,000	$641,933
Oriental Republic of Uruguay, 5.25%, 9/10/2060		940,742	824,560
Republic of Angola, 9.244%, 1/15/2031 (n)		679,000	712,797
Republic of Angola, 8.75%, 4/14/2032 (n)		782,000	798,871
Republic of Angola, 9.375%, 3/31/2033 (n)		1,039,000	1,075,367
Republic of Angola, 9.875%, 3/31/2037 (n)		849,000	878,451
Republic of Angola, 9.375%, 5/08/2048		349,000	332,451
Republic of Angola, 9.125%, 11/26/2049		1,922,000	1,778,862
Republic of Argentina, 4.125%, 7/09/2035		4,857,000	3,669,463
Republic of Argentina, 5%, 1/09/2038		3,749,000	2,972,957
Republic of Argentina, 3.5%, 7/09/2041		4,236,000	2,981,297
Republic of Barbados, 8%, 6/26/2035 (n)		690,000	730,820
Republic of Benin, 7.96%, 2/13/2038 (n)		816,000	862,219
Republic of Benin, 8.375%, 1/23/2041 (n)		533,000	573,780
Republic of Chile, 5.65%, 1/13/2037		1,491,000	1,508,892
Republic of Chile, 4.375%, 8/03/2038	EUR	728,481	836,193
Republic of Chile, 4.75%, 8/03/2046		620,138	717,457
Republic of Colombia, 6.125%, 1/21/2031		$632,000	630,926
Republic of Colombia, 6.5%, 1/21/2033		894,000	892,212
Republic of Colombia, 6.25%, 7/09/2036	COP	4,064,700,000	816,520
Republic of Colombia, 7.75%, 11/07/2036		$2,791,000	2,968,228
Republic of Colombia, 12.75%, 11/28/2040	COP	2,870,400,000	886,434
Republic of Colombia, 9.25%, 5/28/2042		3,940,600,000	938,228
Republic of Congo, 8.75%, 4/16/2032 (n)		$366,000	377,579
Republic of Congo, 9.5%, 4/16/2037 (n)		442,000	461,681
Republic of Costa Rica, 7%, 4/04/2044		272,000	286,862
Republic of Costa Rica, 7.158%, 3/12/2045		1,215,000	1,293,939
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		1,185,000	1,279,575
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		1,331,000	1,413,982
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		1,090,000	1,173,225
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		1,910,000	2,069,361
Republic of Cote d'Ivoire, 6.75%, 2/25/2041 (n)		623,000	589,897
Republic of Ecuador, 8.75%, 1/29/2034 (n)		1,086,000	1,083,285
Republic of Ecuador, 6.9%, 7/31/2035		3,195,789	2,922,549
Republic of Ecuador, 9.25%, 1/29/2039 (n)		1,012,000	1,020,602
Republic of Ecuador, 5.5%, 7/31/2040		2,239,000	1,830,382
Republic of El Salvador, 7.65%, 6/15/2035		273,000	282,823
Republic of El Salvador, 9.65%, 11/21/2054 (n)		619,000	703,351
Republic of Guatemala, 3.7%, 10/07/2033		936,000	821,948
Republic of Guatemala, 6.6%, 6/13/2036 (n)		703,000	733,693
Republic of Guatemala, 6.25%, 8/15/2036 (n)		1,013,000	1,035,955
Republic of Guatemala, 6.25%, 8/15/2036		312,000	319,070
Republic of Guatemala, 6.55%, 2/06/2037 (n)		794,000	826,046
Republic of Guatemala, 6.875%, 8/15/2055 (n)		491,000	514,106
Republic of Honduras, 8.625%, 11/27/2034		788,000	905,002
Republic of Hungary, 5.375%, 9/26/2030 (n)		698,000	703,418
Republic of Hungary, 5.5%, 6/16/2034 (n)		1,509,000	1,511,788
Republic of Hungary, 6%, 9/26/2035 (n)		454,000	463,624
Republic of Hungary, 6%, 9/26/2035		2,123,000	2,168,005
Republic of Hungary, 5.5%, 3/26/2036 (n)		903,000	889,282
Republic of Hungary, 5.5%, 3/26/2036		1,173,000	1,155,181
Republic of Hungary, 4.25%, 5/21/2037	EUR	888,000	996,880
Republic of Hungary, 6.25%, 9/23/2037	HUF	291,060,000	970,518
Republic of Hungary, 3%, 10/27/2038		281,500,000	688,361

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Hungary, 6.75%, 9/23/2055 (n)		$1,396,000	$1,444,798
Republic of Indonesia, 4.1%, 3/04/2034	EUR	515,000	578,309
Republic of Indonesia, 5.69%, 5/29/2036		$519,000	518,582
Republic of Indonesia, 4.46%, 3/04/2038	EUR	430,000	473,130
Republic of Montenegro, 4.875%, 4/01/2032 (n)		198,000	230,443
Republic of Panama, 5.227%, 2/23/2034		$895,000	865,197
Republic of Panama, 6.4%, 2/14/2035		906,000	938,616
Republic of Panama, 6.7%, 1/26/2036		336,000	352,649
Republic of Panama, 5.662%, 2/23/2038		746,000	725,858
Republic of Panama, 8%, 3/01/2038		952,000	1,089,136
Republic of Panama, 4.5%, 1/19/2063		1,037,000	757,529
Republic of Paraguay, 8.5%, 4/04/2038 (n)	PYG	6,685,000,000	1,088,123
Republic of Paraguay, 5.4%, 3/30/2050 (n)		$1,713,000	1,495,483
Republic of Peru, 6.9%, 8/12/2037	PEN	2,846,000	859,270
Republic of Peru, 7.6%, 8/12/2039		1,827,000	576,483
Republic of Peru, 5.875%, 8/08/2054		$173,000	164,264
Republic of Peru, 6.2%, 6/30/2055		264,000	260,726
Republic of Philippines, 8%, 7/19/2031	PHP	42,335,000	706,912
Republic of Philippines, 5%, 1/27/2036		$978,000	940,682
Republic of Poland, 5.375%, 2/12/2035		1,349,000	1,340,263
Republic of Poland, 5.375%, 4/14/2036		1,156,000	1,139,544
Republic of Poland, 6.125%, 4/14/2056		1,926,000	1,854,777
Republic of Romania, 3.625%, 3/27/2032		1,082,000	963,292
Republic of Romania, 7.5%, 7/27/2033	RON	2,380,000	541,085
Republic of Romania, 6.375%, 1/30/2034 (n)		$554,000	551,897
Republic of Romania, 6%, 5/25/2034 (n)		928,000	905,272
Republic of Romania, 5.75%, 3/24/2035		1,220,000	1,160,955
Republic of Romania, 6.625%, 5/16/2036 (n)		1,680,000	1,681,839
Republic of Romania, 5.75%, 7/04/2036 (n)		1,074,000	1,009,429
Republic of Romania, 7.5%, 2/10/2037 (n)		610,000	648,787
Republic of Romania, 6.5%, 10/07/2045 (n)	EUR	446,000	505,891
Republic of Serbia, 6%, 6/12/2034 (n)		$854,000	853,274
Republic of Serbia, 5.5%, 5/06/2036 (n)		1,069,000	1,022,241
Republic of South Africa, 7.1%, 11/19/2036 (n)		1,486,000	1,583,270
Republic of South Africa, 6.125%, 12/11/2037 (n)		1,159,000	1,129,865
Republic of South Africa, 6.5%, 2/28/2041	ZAR	23,183,000	1,127,501
Republic of South Africa, 8.75%, 1/31/2044		4,876,000	287,199
Republic of South Africa, 7.3%, 4/20/2052		$1,812,000	1,779,072
Republic of South Africa, 7.95%, 11/19/2054 (n)		1,529,000	1,613,737
Republic of South Africa, 7.25%, 12/11/2055 (n)		879,000	854,950
Republic of Suriname, 7.7%, 11/06/2030 (n)		336,000	345,223
Republic of Suriname, 8.5%, 11/06/2035 (n)		443,000	477,448
Republic of Turkey, 6.375%, 5/22/2031		738,000	730,560
Republic of Turkey, 5.875%, 6/26/2031		1,529,000	1,487,146
Republic of Turkey, 6.5%, 1/03/2035		592,000	571,098
Republic of Turkey, 6.95%, 9/16/2035		1,186,000	1,168,231
Republic of Turkey, 4.875%, 4/16/2043		580,000	427,629
Republic of Turkey, 5.75%, 5/11/2047		1,575,000	1,244,079
Republic of Uzbekistan, 5.375%, 2/20/2029		1,081,000	1,078,941
Republic of Uzbekistan, 6.947%, 5/25/2032 (n)		771,000	814,835
Republic of Venezuela, 7.65%, 4/21/2027 (a)(d)		882,000	425,565
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		3,699,000	1,914,232
Republic of Venezuela, 11.95%, 8/05/2031 (a)(d)		1,291,000	739,098
Republic of Zambia, 5.75%, 6/30/2033		290,171	284,966

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
State of Kuwait, 5.509%, 7/29/2036 (n)	$712,000	$712,165
Sultanate of Oman, 6.5%, 3/08/2047	809,000	820,172
Sultanate of Oman, 6.75%, 1/17/2048	1,657,000	1,724,141
United Mexican States, 5.85%, 7/02/2032	1,166,000	1,169,381
United Mexican States, 5.625%, 2/09/2034	1,401,000	1,359,040
United Mexican States, 5.625%, 9/22/2035	914,000	875,155
United Mexican States, 6.875%, 5/13/2037	703,000	722,051
United Mexican States, 6.25%, 8/27/2037	834,000	818,154
United Mexican States, 6.625%, 1/29/2038	698,000	699,047
United Mexican States, 6.125%, 2/09/2038	1,030,000	992,405
United Mexican States, 6.338%, 5/04/2053	622,000	559,178
		$154,671,110
Energy - Independent – 0.2%
APA Corp., 6.1%, 2/15/2035	$212,000	$216,477
APA Corp., 6.75%, 2/15/2055	385,000	395,425
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)	488,000	495,203
Azule Energy Finance PLC, 8.625%, 1/22/2033 (n)	280,000	287,058
Occidental Petroleum Corp., 4.4%, 4/15/2046	625,000	503,248
Pioneer Natural Resources Co., 1.9%, 8/15/2030	717,000	640,243
Pioneer Natural Resources Co., 2.15%, 1/15/2031	501,000	446,159
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	381,000	405,922
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	321,000	316,473
SierraCol Energy Andina LLC/SierraCol Energy, 9%, 11/14/2030 (n)	628,000	640,303
		$4,346,511
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$1,126,000	$690,539
Eni S.p.A., 6%, 5/18/2056 (n)	671,000	640,593
		$1,331,132
Entertainment & Leisure – 0.1%
Carnival Corp., 5.875%, 6/15/2031 (n)	$508,000	$509,737
Carnival Corp., 5.75%, 8/01/2032 (n)	227,000	224,645
Carnival Corp., 6.125%, 2/15/2033 (n)	377,000	377,914
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	590,000	590,887
		$1,703,183
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$1,859,000	$1,753,681
Bacardi Ltd., 5.15%, 5/15/2038 (n)	1,632,000	1,491,044
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	1,214,000	1,192,440
Flowers Foods, Inc., 5.75%, 3/15/2035	418,000	393,850
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	360,000	344,344
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/2031	242,000	223,903
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032	371,000	340,817
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052	399,000	386,739
Kraft Heinz Foods Co., 4.875%, 10/01/2049	406,000	330,681
Kraft Heinz Foods Co., 5.5%, 6/01/2050	511,000	451,420
Mars, Inc., 4.75%, 4/20/2033 (n)	1,024,000	994,916
Mars, Inc., 3.95%, 4/01/2049 (n)	758,000	570,538
Mars, Inc., 5.7%, 5/01/2055 (n)	932,000	880,688

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
SYSCO Corp., 4.45%, 3/15/2048	$640,000	$499,580
		$9,854,641
Global Systemically Important Banks – 1.8%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$1,704,000	$1,676,821
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	989,000	1,007,458
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,307,000	2,067,194
Bank of New York Mellon Corp., 5.182% to 8/12/2033, FLR (SOFR - 1 day + 1.035%) to 8/12/2034	813,000	806,664
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)	732,000	717,032
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	704,000	695,643
Goldman Sachs Group, Inc., 4.972% to 6/03/2031, FLR (SOFR - 1 day + 1.03%) to 6/03/2032	580,000	570,968
Goldman Sachs Group, Inc., 5.24% to 7/21/2031, FLR (SOFR - 1 day + 1.17%) to 7/21/2032	591,000	587,608
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	471,000	452,171
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	840,000	797,589
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	342,000	341,152
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	554,000	497,605
HSBC Holdings PLC, 5.208% to 5/12/2033, FLR (SOFR - 1 day + 1.32%) to 5/12/2034	528,000	516,739
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037	650,000	624,846
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 11/18/2174	350,000	347,300
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	788,000	800,266
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,189,000	2,803,014
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	499,000	482,878
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	887,000	843,412
JPMorgan Chase & Co., 5.803% to 7/23/2036, FLR (CMT - 5yr. + 1.25%) to 7/23/2041	906,000	896,078
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,430,056
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	2,019,000	1,765,371
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	712,271
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	450,000	447,873
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	1,580,000	1,506,264
Royal Bank of Canada, 4.95%, 8/05/2032	1,188,000	1,174,858
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,589,000	1,379,379
UBS Group AG, 5.58%, 5/09/2036 (n)	2,681,000	2,666,251
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	633,000	456,506
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	413,000	412,084
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	569,000	576,759
		$31,060,110
Hardware, Peripherals, & Assembly – 0.0%
Apple, Inc., 2.65%, 5/11/2050	$1,169,000	$681,563
Industrial – 0.2%
Booz Allen Hamilton, Inc., 5.9%, 1/30/2034	$508,000	$499,958
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	530,000	525,465
Jacobs Solutions, Inc., 5.375%, 3/03/2036	770,000	737,355
WSP Global, Inc., 5.039%, 9/18/2031 (n)	470,000	460,488
WSP Global, Inc., 5.714%, 9/18/2036 (n)	836,000	806,038
		$3,029,304
Insurance – 0.3%
Athene Holding Ltd., 6.15%, 8/15/2036	$707,000	$699,477
Corebridge Financial, Inc., 3.9%, 4/05/2032	369,000	341,473
Corebridge Financial, Inc., 4.35%, 4/05/2042	862,000	709,736
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	518,000	503,450

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Equitable America Global Funding, 5.125%, 6/15/2031 (n)	$921,000	$911,600
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	752,000	741,377
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	696,000	658,239
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	859,000	808,373
Sammons Financial Group, Inc., 5.95%, 6/15/2036 (n)	116,000	110,707
		$5,484,432
Insurance - Health – 0.2%
Elevance Health, Inc., 5.65%, 6/15/2054	$559,000	$512,566
Horseshoe Funding Trust II, 6.887%, 11/15/2055 (n)	601,000	604,156
Humana, Inc., 5.375%, 4/15/2031	341,000	341,648
Humana, Inc., 5.55%, 5/01/2035	346,000	339,006
Humana, Inc., 4.95%, 10/01/2044	560,000	470,811
UnitedHealth Group, Inc., 2.3%, 5/15/2031	438,000	388,506
UnitedHealth Group, Inc., 5.5%, 7/15/2044	529,000	499,341
UnitedHealth Group, Inc., 5.875%, 2/15/2053	569,000	546,811
		$3,702,845
Insurance - Property & Casualty – 0.3%
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	$381,000	$402,612
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	731,000	769,926
Brown & Brown, Inc., 5.25%, 6/23/2032	261,000	256,896
Brown & Brown, Inc., 6.25%, 6/23/2055	154,000	147,967
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	197,000	182,054
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	312,000	314,431
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	888,000	885,925
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	347,000	342,612
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	431,000	256,224
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	430,000	386,484
Progressive Corp., 5.15%, 3/26/2036	577,000	563,279
		$4,508,410
International Market Quasi-Sovereign – 0.1%
Israel Electric Corp. Ltd., 5.633%, 1/28/2038 (n)	$721,000	$691,119
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	811,000	826,757
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	921,000	806,106
		$2,323,982
International Market Sovereign – 0.3%
Government of Bermuda, 5%, 7/15/2032 (n)	$1,832,000	$1,809,118
State of Israel, 5%, 1/13/2036	575,000	553,259
State of Israel, 5.875%, 1/13/2056	3,608,000	3,367,414
		$5,729,791
Internet – 0.0%
Alphabet, Inc., 5.45%, 8/15/2036	$571,000	$566,500
Local Authorities – 0.1%
Province of Córdoba, 8.6%, 2/03/2035 (n)	$740,000	$728,900
Provincia de Neuquen Argentina, 7.35%, 8/25/2034 (n)	620,000	609,975
Republic of Argentina, 8.1%, 12/11/2034 (n)	666,000	664,335
		$2,003,210

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.1%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$839,000	$834,959
CNH Industrial Capital LLC, 5.5%, 1/12/2029	446,000	450,828
Sunbelt Rentals Holdings, Inc., 5.65%, 8/12/2036 (n)	347,000	339,679
		$1,625,466
Media – 0.2%
Prosus N.V., 4.193%, 1/19/2032 (n)	$625,000	$588,447
Prosus N.V., 5.873%, 7/13/2036 (n)	853,000	845,933
Prosus N.V., 4.027%, 8/03/2050 (n)	852,000	582,306
Walt Disney Co., 3.5%, 5/13/2040	738,000	587,778
Walt Disney Co., 3.8%, 5/13/2060	561,000	388,192
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	600,000	570,924
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	654,000	615,135
		$4,178,715
Medical & Health Technology & Services – 0.4%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$2,224,000	$2,221,628
Baxter International, Inc., 4.9%, 12/15/2030	255,000	250,432
Baxter International, Inc., 5.65%, 12/15/2035	328,000	320,115
CommonSpirit Health, 5.548%, 12/01/2054	314,000	285,982
CommonSpirit Health, 5.662%, 9/01/2055	475,000	438,495
HCA, Inc., 4.9%, 11/15/2035	239,000	226,028
HCA, Inc., 5.7%, 11/15/2055	541,000	488,748
ICON Investments Six DAC, 5.421%, 8/13/2031 (n)	510,000	507,383
ICON Investments Six DAC, 5.995%, 8/13/2036 (n)	873,000	870,424
Marin General Hospital, 7.242%, 8/01/2045	839,000	869,591
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	712,000	689,368
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	632,000	444,389
		$7,612,583
Medical Equipment – 0.2%
Abbott Laboratories, 4.65%, 3/15/2036	$996,000	$943,329
Augusta SpinCo Corp., 4.945%, 3/23/2033	445,000	435,294
Augusta SpinCo Corp., 5.245%, 3/23/2036	489,000	476,720
Danaher Corp., 2.6%, 10/01/2050	1,155,000	657,962
Stryker Corp., 4.625%, 9/11/2034	942,000	900,579
		$3,413,884
Metals & Mining – 0.2%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	$329,000	$342,968
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	1,119,000	1,138,795
Samarco Mineracao S.A., 9% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (n)(p)	1,224,073	1,225,247
		$2,707,010
Midstream – 0.6%
Cheniere Energy Partners LP, 5.55%, 10/30/2035	$684,000	$681,191
Cheniere Energy Partners LP, 5.35%, 11/30/2036 (n)	352,000	342,327
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	781,000	804,300
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	628,000	572,445
Energy Transfer LP, 4%, 10/01/2027	465,000	461,838
Energy Transfer LP, 5.95%, 5/15/2054	900,000	834,566
Enterprise Products Operating LLC, 4.85%, 1/31/2034	786,000	765,521

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Esentia Energy Development S.A.B. de C.V., 6.125%, 7/30/2033 (n)	$830,000	$817,882
Esentia Energy Development S.A.B. de C.V., 6.5%, 7/30/2038 (n)	696,000	674,424
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	376,116	369,562
Green Palm Bidco S.à r.l., 5.957%, 6/30/2041 (n)	1,027,000	1,006,109
Plains All American Pipeline LP, 5.95%, 6/15/2035	998,000	1,010,211
Plains All American Pipeline LP, 5.6%, 1/15/2036	363,000	357,684
Targa Resources Corp., 4.95%, 4/15/2052	1,352,000	1,112,534
Western Midstream Operating LP, 5.7%, 7/01/2036	699,000	688,320
		$10,498,914
Mortgage-Backed – 5.8%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$1,529,135	$1,415,734
Fannie Mae, 3.5%, 1/25/2030 - 12/01/2047	2,295,189	2,115,307
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	384,431	330,397
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	196,566	13,612
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	26,462	27,445
Fannie Mae, 3%, 2/25/2033 (i)	285,611	18,970
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	1,421,299	1,433,992
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	1,917,605	1,899,613
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	958,878	930,322
Fannie Mae, 4.208%, 4/25/2034	3,092	3,091
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	68,835	70,774
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	2,630,701	2,494,783
Fannie Mae, 1%, 3/25/2041	185,335	162,173
Fannie Mae, 4.108%, 3/25/2041	23,769	23,703
Fannie Mae, 2.25%, 4/25/2041	285,128	274,261
Fannie Mae, 4.258%, 7/25/2041	29,481	29,300
Fannie Mae, 2%, 8/25/2044	142,185	132,514
Fannie Mae, 4.058%, 12/25/2045	72,316	71,501
Fannie Mae, 2.242%, 8/25/2046 (i)	670,015	49,432
Fannie Mae, 2.442%, 12/25/2047 (i)	166,296	15,911
Fannie Mae, 4.5%, 3/15/2048 (i)	123,360	28,370
Fannie Mae, 2.392%, 10/25/2048 (i)	414,421	37,123
Fannie Mae, 2.292%, 6/25/2050 (i)	399,577	37,845
Fannie Mae, 2%, 9/25/2050 - 11/25/2051 (i)	481,492	57,066
Fannie Mae, 4%, 9/25/2050 (i)	386,275	73,474
Fannie Mae, 2.5%, 2/25/2051 (i)	174,098	23,396
Fannie Mae, 5.093%, 11/25/2053	464,384	473,399
Fannie Mae, 5.643%, 11/25/2053	319,487	328,165
Fannie Mae, 4.543%, 12/25/2053	125,040	125,527
Fannie Mae, 6.643%, 7/25/2054	327,540	339,610
Fannie Mae, 4.793%, 10/25/2054	368,445	368,974
Fannie Mae, 4.993%, 11/25/2054	808,461	812,987
Fannie Mae, 4.643%, 12/25/2054	685,144	689,228
Fannie Mae, 5.043%, 12/25/2054	790,175	795,470
Fannie Mae, 5.143%, 12/25/2054	845,242	852,600
Fannie Mae, 4.943%, 1/25/2055	692,232	695,408
Fannie Mae, 6.083%, 3/25/2055	486,868	487,199
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 9/01/2052	7,468,283	6,241,454
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 11/01/2052	490,632	496,489
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,747,196	1,306,426
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	3,172,589	2,550,688
Fannie Mae, UMBS, 3.5%, 5/01/2049	318,563	289,695
Fannie Mae, UMBS, 3%, 8/01/2050 - 8/01/2052	2,437,613	2,094,812

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 4%, 8/01/2051	$327,943	$303,805
Fannie Mae, UMBS, 5%, 8/01/2052 - 3/01/2053	1,914,095	1,861,190
Fannie Mae, UMBS, 6.5%, 6/01/2053 - 1/01/2054	450,389	464,304
Fannie Mae, UMBS, 6%, 9/01/2053 - 10/01/2054	1,974,469	2,005,342
Freddie Mac, 1.486%, 3/25/2027 (i)	2,188,000	11,510
Freddie Mac, 0.692%, 7/25/2027 (i)	41,804,842	132,187
Freddie Mac, 0.53%, 8/25/2027 (i)	31,083,344	102,734
Freddie Mac, 0.476%, 12/25/2027 (i)	183,645	741
Freddie Mac, 0.431%, 1/25/2028 (i)	56,607,800	192,597
Freddie Mac, 0.432%, 1/25/2028 - 5/25/2033 (i)	26,356,928	130,615
Freddie Mac, 0.249%, 2/25/2028 (i)	69,699,500	123,159
Freddie Mac, 0.246%, 4/25/2028 (i)	46,679,303	93,821
Freddie Mac, 0.617%, 10/25/2028 (i)	6,087,848	51,011
Freddie Mac, 0.6%, 5/25/2029 (i)	6,523,706	67,880
Freddie Mac, 1.005%, 7/25/2029 (i)	4,906,286	106,256
Freddie Mac, 1.207%, 7/25/2029 (i)	7,737,161	205,557
Freddie Mac, 1.256%, 8/25/2029 (i)	13,685,551	382,454
Freddie Mac, 0.733%, 1/25/2030 (i)	2,474,430	39,641
Freddie Mac, 1.434%, 1/25/2030 - 6/25/2030 (i)	7,970,982	331,487
Freddie Mac, 1.913%, 4/25/2030 (i)	3,344,437	194,894
Freddie Mac, 1.954%, 4/25/2030 (i)	8,166,315	483,153
Freddie Mac, 1.769%, 5/25/2030 (i)	4,373,949	247,998
Freddie Mac, 1.908%, 5/25/2030 (i)	9,928,903	593,048
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	491,246	497,912
Freddie Mac, 1.2%, 6/25/2030 (i)	3,036,462	107,283
Freddie Mac, 1.701%, 8/25/2030 (i)	3,506,241	193,906
Freddie Mac, 1.261%, 9/25/2030 (i)	2,193,674	91,965
Freddie Mac, 0.404%, 1/25/2031 (i)	12,490,986	130,150
Freddie Mac, 0.87%, 1/25/2031 (i)	4,987,462	156,410
Freddie Mac, 5.481%, 2/25/2031 (i)	2,871,045	49,794
Freddie Mac, 1.321%, 7/25/2031 (i)	3,953,830	208,022
Freddie Mac, 0.954%, 9/25/2031 (i)	5,826,990	217,713
Freddie Mac, 0.434%, 6/25/2032 (i)	17,860,106	308,051
Freddie Mac, 4.101%, 10/15/2032	19,354	19,343
Freddie Mac, 0.302%, 11/25/2032 (i)	11,453,817	126,853
Freddie Mac, 0.3%, 8/25/2033 (i)	12,475,897	134,690
Freddie Mac, 0.363%, 10/25/2033 (i)	11,781,459	171,060
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	931,313	926,023
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	304,132	312,136
Freddie Mac, 1.092%, 9/25/2034 (i)	1,508,629	94,926
Freddie Mac, 0.22%, 1/25/2035 (i)	17,854,931	146,289
Freddie Mac, 0.427%, 1/25/2035 (i)	6,569,974	136,119
Freddie Mac, 3.951%, 4/15/2035	10,121	10,061
Freddie Mac, 5.5%, 2/15/2036 (i)	87,032	12,998
Freddie Mac, 6.5%, 5/01/2037	3,290	3,408
Freddie Mac, 4%, 8/01/2037 - 4/15/2044	1,337,237	1,289,035
Freddie Mac, 4.451%, 5/15/2039	24,987	25,047
Freddie Mac, 4.5%, 7/01/2039 - 5/01/2042	533,687	517,520
Freddie Mac, 3%, 7/15/2039 - 10/01/2046	2,315,587	2,059,483
Freddie Mac, 4.5%, 12/15/2040 (i)	10,904	987
Freddie Mac, 3.5%, 2/01/2042 - 10/25/2058	1,886,218	1,746,312
Freddie Mac, 4.151%, 8/15/2046	38,951	38,602
Freddie Mac, 2.249%, 11/15/2048 (i)	785,918	60,489
Freddie Mac, 3%, 2/25/2049 - 10/25/2052 (i)	500,838	59,947

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.292%, 8/25/2049 (i)	$319,786	$29,856
Freddie Mac, 2.5%, 11/25/2050 - 3/25/2051 (i)	1,433,286	229,425
Freddie Mac, 2%, 2/25/2051 - 3/25/2052 (i)	1,089,677	135,996
Freddie Mac, 4.843%, 9/25/2053	813,613	820,128
Freddie Mac, 5.093%, 10/25/2053	619,057	631,076
Freddie Mac, 5.643%, 11/25/2053	912,201	937,000
Freddie Mac, 5.873%, 12/25/2053	448,194	449,232
Freddie Mac, 4.943%, 1/25/2054 - 12/25/2054	1,605,581	1,620,404
Freddie Mac, 4.743%, 9/25/2054	680,408	683,706
Freddie Mac, 5.143%, 12/25/2054	976,520	983,998
Freddie Mac, 6.093%, 1/25/2055	299,253	301,894
Freddie Mac, 7.593%, 9/25/2055	87,265	90,140
Freddie Mac, 2.349%, 8/15/2057 (i)	279,425	29,498
Freddie Mac, 3.25%, 11/25/2061	674,856	618,997
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	1,686,279	1,411,383
Freddie Mac, UMBS, 2%, 2/01/2042 - 2/01/2052	3,591,281	2,865,866
Freddie Mac, UMBS, 3%, 3/01/2047 - 9/01/2052	1,529,096	1,333,384
Freddie Mac, UMBS, 1.5%, 11/01/2051	32,414	24,187
Freddie Mac, UMBS, 3.5%, 5/01/2052	114,050	102,302
Freddie Mac, UMBS, 6%, 10/01/2052 - 7/01/2054	139,872	141,601
Freddie Mac, UMBS, 5.5%, 4/01/2053	246,079	247,508
Freddie Mac, UMBS, 6.5%, 11/01/2054	321,842	333,335
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	777,168	93,242
Ginnie Mae, 5.5%, 5/15/2033 - 2/20/2053	2,269,334	2,268,664
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	1,353,875	1,311,568
Ginnie Mae, 5.646%, 8/20/2034	161,692	162,904
Ginnie Mae, 4%, 5/16/2039 - 7/20/2052	405,952	390,206
Ginnie Mae, 5%, 8/20/2039 - 1/20/2053	893,580	876,600
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	252,116	40,203
Ginnie Mae, 1.983%, 3/20/2040 (i)	600,299	37,738
Ginnie Mae, 3.867%, 9/20/2041	861,341	839,716
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	2,046,151	1,874,955
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	2,069,471	1,739,432
Ginnie Mae, 2.433%, 8/20/2044 - 7/20/2050 (i)	807,089	78,891
Ginnie Mae, 2.383%, 12/20/2044 (i)	164,445	10,726
Ginnie Mae, 3%, 4/20/2045 - 2/20/2052	2,993,336	2,624,174
Ginnie Mae, 1.883%, 10/20/2045 (i)	567,268	39,704
Ginnie Mae, 2.283%, 4/20/2046 (i)	444,389	38,953
Ginnie Mae, 2.496%, 2/16/2048 (i)	331,613	27,789
Ginnie Mae, 2.233%, 2/20/2049 (i)	512,272	37,428
Ginnie Mae, 2.5%, 10/20/2050 - 2/20/2051 (i)	1,171,232	170,756
Ginnie Mae, 2.561%, 5/20/2051 (i)	297,254	34,214
Ginnie Mae, 2.533%, 6/20/2051 (i)	1,073,396	114,979
Ginnie Mae, 2.361%, 7/20/2051 (i)	318,788	31,734
Ginnie Mae, 3%, 2/20/2052 (i)	209,958	34,231
Ginnie Mae, 2%, 3/20/2052	143,955	115,622
Ginnie Mae, 4.689%, 7/20/2053 - 10/20/2054	1,722,668	1,729,050
Ginnie Mae, 4.539%, 8/20/2053	704,251	704,872
Ginnie Mae, 4.639%, 8/20/2053 - 12/20/2064	2,832,361	2,834,141
Ginnie Mae, 4.889%, 8/20/2053 - 4/20/2055	1,118,154	1,127,994
Ginnie Mae, 4.989%, 9/20/2053 - 5/20/2055	2,116,029	2,138,329
Ginnie Mae, 5.039%, 9/20/2053	848,450	859,661
Ginnie Mae, 4.939%, 10/20/2053	788,198	796,533
Ginnie Mae, 4.289%, 11/20/2053	568,237	566,968

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.739%, 11/20/2053 - 11/20/2054	$3,003,961	$3,022,728
Ginnie Mae, 4.839%, 12/20/2053 - 4/20/2064	3,508,290	3,527,801
Ginnie Mae, 4.589%, 3/20/2054	152,035	152,010
Ginnie Mae, 4.838%, 3/20/2054	702,207	704,526
Ginnie Mae, 4.789%, 6/20/2054 - 3/20/2064	1,398,101	1,404,177
Ginnie Mae, 5.139%, 5/20/2055	861,875	869,221
Ginnie Mae, 7.589%, 5/20/2055	174,305	176,930
Ginnie Mae, 6.117%, 6/20/2055	511,383	485,844
Ginnie Mae, 6.192%, 6/20/2055	239,354	227,522
Ginnie Mae, 1.711%, 7/20/2055 (i)	332,621	14,390
Ginnie Mae, 6%, 11/20/2055	340,893	347,304
Ginnie Mae, 4.369%, 2/20/2056	263,877	263,297
Ginnie Mae, 2.099%, 12/20/2062 (i)	469,936	20,132
Ginnie Mae, 2.461%, 5/20/2064 (i)	588,508	25,630
Ginnie Mae, 4.462%, 7/20/2064	61,205	61,335
Ginnie Mae, 4.439%, 8/20/2065 - 2/20/2066	1,090,621	1,085,639
Ginnie Mae, 4.488%, 9/20/2065	546,589	547,941
Ginnie Mae, 4.532%, 10/20/2066	80,732	81,007
Ginnie Mae, 4.552%, 10/20/2066	199,711	200,505
Ginnie Mae, 4.541%, 1/20/2067	182,737	183,490
Ginnie Mae, 4.392%, 2/20/2067	157,322	157,645
Ginnie Mae, 4.506%, 3/20/2067	309,679	310,452
Ginnie Mae, 4.089%, 5/20/2067	622,892	621,713
Ginnie Mae, 5.041%, 7/20/2067	391,530	393,787
Ginnie Mae, 4.232%, 11/20/2067	128,715	128,438
Ginnie Mae, 4.298%, 4/20/2068	641,204	641,342
UMBS, TBA, 2.5%, 9/25/2056	550,000	448,551
UMBS, TBA, 3%, 9/25/2056	1,025,000	873,363
		$103,445,771
Municipals – 0.1%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040	$830,000	$851,480
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	630,000	651,519
		$1,502,999
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$920,000	$933,044
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$236,000	$226,232
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	1,083,000	1,038,552
Promigas S.A. /Gases del Pacifico S.A.C., 7.75%, 6/24/2056 (n)	517,000	525,996
Spire, Inc., 4.6%, 9/01/2031	1,118,000	1,087,161
Spire, Inc., 6.25%, 6/01/2056	757,000	754,530
		$3,632,471
Network & Telecom – 0.0%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$798,000	$785,147

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – 1.4%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$994,000	$1,024,844
Banco de Crédito del Perú, 6.45% to 7/30/2030, FLR (CMT - 5yr. + 2.486%) to 7/30/2035 (n)		829,000	846,094
Banco Internacional del Peru S.A.A. (Interbank), 4.8%, 7/15/2031 (n)		734,000	714,975
Banco Mercantil del Norte S.A., 8.45%, 9/24/2174 (n)		733,000	734,099
Banco Mercantil del Norte S.A., 8%, 10/24/2174 (n)		620,000	620,620
Banco Santander Chile, 4.55%, 11/20/2030 (n)		725,000	710,761
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		605,000	571,075
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)		1,229,000	1,206,936
Bank Leumi le-Israel B.M., 5.642%, 6/29/2033 (n)		756,000	756,771
Bank Polska Kasa Opieki S.A., 3.625%, 6/03/2030	EUR	511,000	588,656
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$476,000	503,935
BBVA Mexico S.A. (CoCo), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		362,000	389,638
BBVA Mexico S.A. Institucion de Banca Multiple Grupo, 5.4%, 6/03/2031 (n)		832,000	823,680
BBVA Mexico S.A. Institucion de Banca Multiple Grupo, 7.625%, 2/11/2035 (n)		485,000	500,035
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)		1,010,000	1,080,187
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)		818,000	780,162
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)		751,000	556,366
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028		1,091,000	1,095,814
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		564,000	567,661
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		484,000	476,785
HDFC Bank Ltd./GIFT City, 5.401%, 8/26/2031 (n)		711,000	709,275
ICICI Bank Ltd., 5.459%, 7/30/2031 (n)		719,000	719,640
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)		423,000	423,211
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		620,000	684,112
Intesa Sanpaolo S.p.A., 6.005%, 6/29/2037 (n)		457,000	447,586
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034		494,000	480,251
Mizrahi Tefahot Bank Ltd., 5.837%, 4/15/2036 (n)		757,000	753,950
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)		1,931,000	1,724,996
Nationwide Building Society, 4.351%, 9/30/2030 (n)		819,000	795,417
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		426,000	427,967
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032		1,377,000	1,361,179
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		698,000	705,421
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		292,000	292,294
			$24,074,393
Pharmaceuticals & Biotechnology – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044		$1,063,000	$1,002,441
AbbVie, Inc., 5.4%, 3/15/2054		468,000	428,396
AbbVie, Inc., 6%, 9/15/2056		360,000	357,742
Bayer U.S. Finance LLC, 5.375%, 7/20/2033 (n)		584,000	576,830
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		751,000	755,124
Eli Lilly & Co., 4.7%, 2/09/2034		1,155,000	1,127,071
Eli Lilly & Co., 5.5%, 2/12/2055		272,000	256,178
Merck & Co., Inc., 4.75%, 12/04/2035		748,000	714,144
Mylan, Inc., 5.2%, 4/15/2048		271,000	218,946
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053		275,000	245,913
Pfizer, Inc., 2.55%, 5/28/2040		715,000	501,295
Viatris, Inc., 4%, 6/22/2050		774,000	518,233
			$6,702,313
Pollution Control – 0.0%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (a)(d)(n)		$488,000	$172,020

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroads – 0.1%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$1,172,000	$1,044,314
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055	356,000	330,916
Canadian Pacific Railway Co., 3.1%, 12/02/2051	1,362,000	849,677
		$2,224,907
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$1,248,000	$1,214,882
Real Estate - Healthcare – 0.0%
Alexandria Real Estate Equities, Inc., REIT, 7.25% to 2/15/2032, FLR (CMT - 5yr. + 2.889%) to 2/15/2057	$567,000	$566,774
Real Estate - Other – 0.0%
Prologis LP, REIT, 5.125%, 1/15/2034	$453,000	$447,726
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$449,000	$452,921
Realty Income Corp., REIT, 5.375%, 9/01/2054	951,000	882,196
STORE Capital Corp., REIT, 4.625%, 3/15/2029	325,000	320,801
STORE Capital Corp., REIT, 2.75%, 11/18/2030	1,030,000	922,890
		$2,578,808
Real Estate - Storage & Office – 0.2%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$637,000	$636,210
COPT Defense Properties, REIT, 2%, 1/15/2029	494,000	461,733
COPT Defense Properties, REIT, 2.75%, 4/15/2031	363,000	325,574
Highwoods Realty LP, 4.2%, 4/15/2029	501,000	488,792
Highwoods Realty LP, 5.35%, 1/15/2033	908,000	888,559
		$2,800,868
Refining – 0.1%
Dangote Petroleum Refinery, 7.5%, 7/16/2031	$589,000	$588,431
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)(d)(z)	1,517,000	864,902
		$1,453,333
Retail & E-commerce – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$683,000	$481,368
Amazon.com, Inc., 5.65%, 3/13/2046	1,020,000	956,323
Dick's Sporting Goods, 4.1%, 1/15/2052	967,000	658,670
Home Depot, Inc., 3.9%, 6/15/2047	1,234,000	928,541
		$3,024,902
Semiconductor & Electronic Components – 0.1%
Broadcom, Inc., 5.2%, 7/15/2035	$530,000	$505,075
Broadcom, Inc., 4.8%, 2/15/2036	384,000	352,383
Broadcom, Inc., 5.7%, 1/15/2056	446,000	401,770
Intel Corp., 5.7%, 2/10/2053	488,000	435,678
		$1,694,906
Software – 0.3%
Kaspi.kz JSC, 6.25%, 3/26/2030 (n)	$1,064,000	$1,075,313
Microsoft Corp., 2.525%, 6/01/2050	1,014,000	570,877
Microsoft Corp., 2.5%, 9/15/2050	1,010,000	565,664
Oracle Corp., 4.95%, 2/04/2031	584,000	559,608

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Software – continued
Oracle Corp., 4.8%, 9/26/2032	$273,000	$252,413
Oracle Corp., 5.35%, 5/04/2033	704,000	663,357
Oracle Corp., 5.7%, 2/04/2036	572,000	528,896
Oracle Corp., 4%, 7/15/2046	598,000	383,474
Oracle Corp., 5.55%, 2/06/2053	538,000	407,101
Salesforce, Inc., 5.55%, 3/15/2036	766,000	751,993
		$5,758,696
Supermarkets – 0.0%
Kroger Co., 5.5%, 9/15/2054	$384,000	$344,560
Supranational – 0.1%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174	$821,000	$802,650
African Export-Import Bank, 6.25%, 1/23/2032 (n)	717,000	716,046
Corporación Andina de Fomento, 6.75%, 12/17/2173 (n)	613,000	626,792
		$2,145,488
Telecommunications - Wireless – 0.3%
American Tower Corp., 5.2%, 2/15/2029	$541,000	$544,489
American Tower Corp., 5.45%, 2/15/2034	305,000	303,715
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	519,000	402,178
HTA Group Ltd./Mauritius, 6.75%, 4/01/2031 (n)	453,000	457,826
Rogers Communications, Inc., 4.5%, 3/15/2042	779,000	640,524
T-Mobile USA, Inc., 5.05%, 7/15/2033	572,000	560,031
T-Mobile USA, Inc., 4.5%, 4/15/2050	428,000	326,663
T-Mobile USA, Inc., 5.75%, 1/15/2054	427,000	385,239
Veon Midco B.V., 6.95%, 6/01/2031 (n)	434,000	433,519
Veon Midco B.V., 7.45%, 6/01/2033 (n)	311,000	311,008
Vodafone Group PLC, 5.625%, 2/10/2053	864,000	773,756
		$5,138,948
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$639,000	$667,488
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	536,000	541,038
		$1,208,526
Transportation & Logistics – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$865,000	$745,573
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)	632,000	654,474
Corporación Quiport S.A. (Republic of Ecuador), 9%, 12/15/2037 (n)	323,000	356,107
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	898,000	925,396
ERAC USA Finance LLC, 4.7%, 4/30/2031 (n)	533,000	525,569
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)	494,000	483,468
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)	751,000	760,283
Kingston Airport Revenue Ltd., 6.75%, 12/15/2036 (n)	446,538	445,199
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)	543,000	532,846
		$5,428,915
Travel, Gaming, & Lodging – 0.2%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$709,000	$716,930
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	446,000	438,294
Las Vegas Sands Corp., 5.3%, 5/15/2031	329,000	325,074
Las Vegas Sands Corp., 6.2%, 8/15/2034	594,000	600,658

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Travel, Gaming, & Lodging – continued
Marriott International, Inc., 2.85%, 4/15/2031	$378,000	$343,149
Marriott International, Inc., 3.5%, 10/15/2032	347,000	314,897
Sands China Ltd., 2.85%, 3/08/2029	683,000	646,136
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	707,000	700,373
		$4,085,511
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$3,388	$3,389
Small Business Administration, 2.21%, 2/01/2033	40,825	37,779
Small Business Administration, 2.22%, 3/01/2033	81,951	76,379
Small Business Administration, 3.15%, 7/01/2033	83,246	79,152
Small Business Administration, 3.16%, 8/01/2033	103,973	98,159
Small Business Administration, 3.62%, 9/01/2033	77,646	74,850
		$369,708
U.S. Treasury Obligations – 3.8%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$108,132
U.S. Treasury Bonds, 2.375%, 2/15/2042	5,989,000	4,229,731
U.S. Treasury Bonds, 3.25%, 5/15/2042	1,714,000	1,366,580
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	5,084,902
U.S. Treasury Bonds, 4.75%, 11/15/2043	2,027,000	1,926,442
U.S. Treasury Bonds, 4.75%, 2/15/2045	5,301,000	5,002,612
U.S. Treasury Bonds, 5%, 5/15/2045	2,193,000	2,132,864
U.S. Treasury Bonds, 5%, 5/15/2046	2,790,000	2,707,608
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	2,136,000	1,498,454
U.S. Treasury Bonds, 4.75%, 2/15/2056	619,000	573,155
U.S. Treasury Bonds, 5%, 5/15/2056	2,377,000	2,290,834
U.S. Treasury Notes, 3.625%, 3/31/2028 (f)	8,375,000	8,286,016
U.S. Treasury Notes, 2.375%, 5/15/2029	6,034,500	5,726,646
U.S. Treasury Notes, 4.5%, 5/31/2029	2,740,000	2,746,850
U.S. Treasury Notes, 3.875%, 9/30/2029	4,658,000	4,585,765
U.S. Treasury Notes, 4.625%, 4/30/2031	2,748,000	2,762,706
U.S. Treasury Notes, 1.625%, 5/15/2031	4,940,000	4,344,112
U.S. Treasury Notes, 1.875%, 2/15/2032	5,550,000	4,840,857
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)	7,333,000	6,644,672
		$66,858,938
Utilities – 1.4%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$1,362,000	$1,240,359
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036 (n)	1,984,375	1,776,386
AEP Texas, Inc., 5.7%, 5/15/2034	1,043,000	1,053,149
AEP Transmission Co. LLC, 5.375%, 6/15/2035	229,000	228,021
AEP Transmission Co. LLC, 5.4%, 3/15/2053	1,016,000	925,858
AES Andes S.A., 6.25%, 3/14/2032 (n)	456,000	467,247
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)	434,000	459,020
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	1,011,272	792,908
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	257,000	226,543
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	292,000	264,556
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	139,000	110,155
CFE FIBRA E Banco Citi Mexico S.A., 5.875%, 9/23/2040 (n)	715,957	690,398
Cox Asset Mexico S.A. de C.V., 7.125%, 1/08/2032 (n)	279,000	279,755
Cox Asset Mexico S.A. de C.V., 7.75%, 5/08/2036 (n)	240,000	241,416
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	383,000	341,594

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – continued
Duke Energy Florida LLC, 3.4%, 10/01/2046	$388,000	$270,568
Duke Energy Florida LLC, 6.2%, 11/15/2053	791,000	803,452
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	1,023,000	1,185,622
Energuate Trust, 6.35%, 9/15/2035 (n)	795,000	779,378
Eversource Energy, 4.45%, 12/15/2030	413,000	401,957
Eversource Energy, 5.5%, 1/01/2034	413,000	412,490
FirstEnergy Corp., 2.65%, 3/01/2030	750,000	691,050
Florida Power & Light Co., 3.95%, 3/01/2048	1,477,000	1,110,038
Georgia Power Co., 4.7%, 5/15/2032	434,000	426,135
Georgia Power Co., 5.125%, 5/15/2052	703,000	618,681
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	1,114,000	980,234
MidAmerican Energy Co., 5.85%, 9/15/2054	806,000	777,970
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	470,000	408,830
NextEra Energy, Inc., 6% to 10/01/2031, FLR (CMT - 5yr. + 1.84%) to 10/01/2056	496,000	489,735
NextEra Energy, Inc., 6.2% to 10/01/2036, FLR (CMT - 5yr. + 1.765%) to 10/01/2056	331,000	322,580
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	577,000	564,709
Pacific Gas & Electric Co., 2.5%, 2/01/2031	274,000	243,983
Pacific Gas & Electric Co., 4%, 12/01/2046	503,000	361,647
PSEG Power LLC, 5.2%, 5/15/2030 (n)	688,000	688,769
PSEG Power LLC, 5.75%, 5/15/2035 (n)	569,000	567,543
Public Service Electric & Gas Co., 5.5%, 3/01/2055	518,000	478,479
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)	595,000	654,441
Sociedad Transmisora Metropolitana S.p.A., 6.385%, 12/15/2055 (n)	719,000	715,729
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	699,000	678,226
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	699,000	667,637
Xcel Energy, Inc., 4.6%, 6/01/2032	615,000	594,689
		$24,991,937
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)	$693,000	$567,840
National Central Cooling Co. PJSC, 2.5%, 10/21/2027	957,000	928,750
Nova Securitisation S.à r.l., 5.75%, 2/03/2031 (n)	616,000	590,919
		$2,087,509
Total Bonds (Identified Cost, $680,616,974)		$671,800,285
Common Stocks – 35.9%
Aerospace & Defense – 0.5%
General Dynamics Corp.	14,020	$5,206,327
Leidos Holdings, Inc.	22,831	3,201,135
		$8,407,462
Alcoholic Beverages – 0.5%
Ambev S.A.	3,328,000	$9,653,451
Apparel, Footwear, & Accessories – 0.2%
Columbia Sportswear Co.	15,987	$917,654
Compagnie Financiere Richemont S.A.	3,633	863,587
LVMH Moet Hennessy Louis Vuitton SE	3,961	2,085,588
		$3,866,829

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Auto & Auto Components – 0.3%
Compagnie Generale des Etablissements Michelin	105,365	$4,283,535
PT Astra International Tbk	6,861,200	1,859,089
		$6,142,624
Brokerage & Asset Managers – 0.8%
Northern Trust Corp.	77,630	$14,405,023
Business Services – 0.2%
Cognizant Technology Solutions Corp., “A”	21,858	$1,411,590
Tata Consultancy Services Ltd.	68,380	1,718,741
Verisk Analytics, Inc., “A”	5,375	1,041,568
		$4,171,899
Construction – 2.2%
American Homes 4 Rent LP, REIT	138,123	$4,599,496
Anhui Conch Cement Co. Ltd.	662,000	1,426,066
Compagnie de Saint-Gobain S.A.	30,935	2,814,237
Equity Lifestyle Properties, Inc., REIT	63,220	4,011,309
Equity Residential, REIT	135,478	8,825,037
Essex Property Trust, Inc., REIT	24,976	7,067,209
Meritage Homes Corp.	28,793	1,999,098
Mid-America Apartment Communities, Inc., REIT	46,809	6,031,340
Midea Group Co. Ltd., “A”	148,300	1,936,109
Techtronic Industries Co. Ltd.	48,500	835,746
		$39,545,647
Consumer Products – 1.1%
Colgate-Palmolive Co.	129,893	$11,666,989
Kimberly-Clark Corp.	68,911	7,438,943
		$19,105,932
Consumer Services – 0.0%
Localiza Rent a Car S.A.	99,700	$674,794
Containers – 0.1%
Smurfit Westrock PLC	25,488	$1,195,387
Diversified Financial Services – 0.1%
IG Group Holdings PLC	70,823	$1,336,793
Energy - Independent – 2.6%
Cenovus Energy, Inc.	44,734	$1,436,962
ConocoPhillips	28,814	3,817,567
Eni S.p.A.	325,091	8,800,188
ExxonMobil Holdings Corp.	12,166	1,958,118
PetroChina Co. Ltd.	4,502,000	5,859,988
Suncor Energy, Inc.	107,748	7,209,114
TotalEnergies SE	74,101	6,501,019
Valero Energy Corp.	15,068	5,408,207
Woodside Energy Group Ltd.	209,666	4,883,038
		$45,874,201

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.2%
Doosan Bobcat, Inc.	58,900	$2,670,206
Entertainment & Leisure – 0.8%
Brunswick Corp.	68,629	$5,208,941
Lamar Advertising Co., REIT	32,886	4,900,343
NetEase, Inc.	140,200	3,415,087
		$13,524,371
Food & Beverages – 0.4%
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	211,800	$835,242
Nomad Foods Ltd.	149,057	1,735,023
PepsiCo, Inc.	17,717	2,486,404
WH Group Ltd.	1,633,000	1,544,782
		$6,601,451
Food & Drug Stores – 0.7%
Jeronimo Martins SGPS S.A.	110,668	$2,313,835
Tesco PLC	1,573,752	9,718,632
		$12,032,467
Global Systemically Important Banks – 1.2%
BNP Paribas S.A.	68,701	$8,201,808
China Construction Bank Corp.	7,523,000	9,099,931
ING Groep N.V.	89,162	3,157,213
		$20,458,952
Hardware, Peripherals, & Assembly – 0.9%
Hon Hai Precision Industry Co. Ltd.	876,000	$6,877,271
Lenovo Group Ltd.	746,000	2,858,963
Seagate Technology Holdings PLC	4,650	3,851,967
SK Square Co. Ltd.	4,145	3,107,031
		$16,695,232
Health Maintenance Organizations – 0.7%
Cigna Group	43,684	$12,060,279
Insurance – 1.3%
American International Group, Inc.	37,945	$2,897,480
Hartford Insurance Group, Inc.	25,733	3,535,200
Lincoln National Corp.	76,262	3,247,999
Manulife Financial Corp.	41,771	1,771,866
MetLife, Inc.	60,761	5,782,624
Sompo Holdings, Inc.	107,700	4,606,692
Zurich Insurance Group AG	2,385	1,748,439
		$23,590,300
Machinery & Tools – 0.4%
AGCO Corp.	17,023	$2,013,991
GEA Group AG	24,021	1,874,987
Wabtec Corp.	9,286	2,655,146
		$6,544,124

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Media – 0.2%
Omnicom Group, Inc.	44,341	$3,881,168
Medical & Health Technology & Services – 1.4%
Healthcare Realty Trust, Inc., REIT	292,841	$5,575,693
Healthpeak Properties, Inc., REIT	351,562	7,319,521
Ventas, Inc., REIT	123,412	11,251,472
		$24,146,686
Medical Equipment – 0.1%
Medtronic PLC	28,135	$2,550,438
Metals & Mining – 0.7%
Rio Tinto PLC	63,951	$6,567,533
Toyota Tsusho Corp.	134,800	6,310,074
		$12,877,607
Network & Telecom – 0.3%
LM Ericsson Telephone Co., “B”	541,567	$5,469,020
Non-Global Systemically Important Banks – 0.8%
AIB Group PLC	172,826	$2,201,180
DBS Group Holdings Ltd.	27,340	1,664,791
Grupo Financiero Banorte S.A. de C.V.	232,688	2,634,852
M&T Bank Corp.	9,200	2,152,248
Popular, Inc.	20,640	3,471,442
Regions Financial Corp.	49,986	1,493,582
		$13,618,095
Oil Services – 0.3%
Tenaris S.A.	162,863	$4,526,922
Pharmaceuticals & Biotechnology – 4.0%
AbbVie, Inc.	17,723	$4,544,532
Gilead Sciences, Inc.	105,910	15,498,869
Johnson & Johnson	85,461	22,719,807
Novartis AG	60,073	9,160,139
Pfizer, Inc.	541,358	15,407,049
Sanofi S.A.	39,768	3,548,047
		$70,878,443
Real Estate – 2.8%
Acadia Realty Trust, REIT	232,363	$4,756,471
Essential Properties Realty Trust, REIT	195,344	5,860,320
Federal Realty Investment Trust, REIT	45,430	5,271,243
Janus Living, Inc., “A”, REIT	152,800	4,545,800
Kimco Realty Corp., REIT	121,353	2,877,280
NNN REIT, Inc.	121,096	5,473,539
Regency Centers Corp., REIT	71,802	5,368,635
Simon Property Group, Inc., REIT	70,295	14,925,034
		$49,078,322

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage & Office – 3.8%
Americold Realty Trust, Inc., REIT	302,382	$4,520,611
BXP, Inc., REIT	134,910	9,172,531
Cousins Properties, Inc., REIT	230,120	6,671,179
Extra Space Storage, Inc., REIT	49,890	7,039,479
Highwoods Properties, Inc., REIT	241,558	7,391,675
Prologis, Inc., REIT	174,343	24,394,072
Rexford Industrial Realty, Inc., REIT	202,038	7,483,487
		$66,673,034
Restaurants – 0.5%
Aramark	172,888	$9,735,323
Retail & E-commerce – 0.3%
Home Depot, Inc.	3,427	$1,123,473
Ross Stores, Inc.	13,425	3,068,150
Shimamura Co. Ltd. (l)	96,900	1,985,919
		$6,177,542
Semiconductor & Electronic Components – 0.1%
NVIDIA Corp.	10,457	$2,308,696
Telecom - Infrastructure – 1.9%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	105,210	$2,110,513
Digital Realty Trust, Inc., REIT	74,445	13,816,247
Equinix, Inc., REIT	16,803	17,588,036
		$33,514,796
Telecom Services – 0.6%
KDDI Corp.	410,000	$7,595,587
Koninklijke KPN N.V.	229,821	1,103,032
PT Telekom Indonesia	9,476,900	1,386,798
		$10,085,417
Tobacco – 0.9%
Altria Group, Inc.	42,351	$2,900,196
British American Tobacco PLC	136,626	7,597,317
Imperial Brands PLC	63,999	2,186,566
Philip Morris International, Inc.	18,711	3,504,570
		$16,188,649
Transportation & Logistics – 0.3%
Union Pacific Corp.	6,198	$1,863,553
Yangzijiang Shipbuilding Holdings Ltd.	725,900	2,758,773
		$4,622,326
Travel, Gaming, & Lodging – 0.8%
Japan Airlines Co. Ltd.	204,100	$3,830,874
Ryman Hospitality Properties, Inc., REIT	25,851	3,276,873
VICI Properties, Inc., REIT	292,700	7,507,755
		$14,615,502

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – 0.9%
Ameren Corp.	9,965	$1,056,390
Atmos Energy Corp.	33,689	5,596,753
CLP Holdings Ltd.	295,500	2,963,405
Edison International	83,807	4,523,902
Xcel Energy, Inc.	23,020	1,742,384
		$15,882,834
Total Common Stocks (Identified Cost, $492,595,766)		$635,388,244
Convertible Preferred Stocks – 0.5%
Utilities – 0.5%
NextEra Energy, Inc., 7.234%	107,185	$5,133,090
PG&E Corp., 6%	97,379	3,299,200
Total Convertible Preferred Stocks (Identified Cost, $9,268,658)		$8,432,290
Preferred Stocks – 0.2%
Hardware, Peripherals, & Assembly – 0.2%
Samsung Electronics Co. Ltd. (Identified Cost, $1,482,424)	28,156	$3,836,836
Convertible Bonds – 0.1%
Utilities – 0.1%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $950,000)	$950,000	$939,550
Mutual Funds (h) – 24.9%
Bond Funds – 24.0%
MFS High Yield Pooled Portfolio (v)	51,807,742	$425,859,642
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.75% (v)	15,847,117	$15,848,702
Total Mutual Funds (Identified Cost, $432,113,876)		$441,708,344

Underlying/Expiration Date/Exercise Price (Rate)	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.0%
Put - S&P 500 Index – 9/18/2026 @ $5,400	Goldman Sachs International	$80,747,625	105	$3,675
Put - S&P 500 Index – 12/18/2026 @ $5,500	Goldman Sachs International	130,734,250	170	249,900
				$253,575

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Medical & Health Technology & Services – 0.1%
Call - Welltower, Inc. – 1/15/2027 @ $240	Merrill Lynch International	$19,418,928	822	$1,059,558
Call - Welltower, Inc. – 2/19/2027 @ $270	Morgan Stanley Capital Services LLC	8,929,872	378	170,100
				$1,229,658
Total Purchased Options (Premiums Paid, $4,297,939)				$1,483,233
Other Assets, Less Liabilities – 0.4%				7,426,068
Net Assets – 100.0%				$1,771,014,850

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $441,708,344 and
$1,321,880,438, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$240,766,801, representing 13.6% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Raizen Fuels Finance S.A., 6.25%, 7/08/2032	6/26/25	$1,500,394	$864,902
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
INR	Indian Rupee
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PYG	Paraguayan Guarani
RON	Romanian New Leu
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 8/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CZK	18,388,265	USD	867,406	Citibank N.A.	10/16/2026	$16,909
EUR	346,808	USD	397,643	Barclays Bank PLC	10/16/2026	5,888
EUR	400,145	USD	458,075	HSBC Bank	10/16/2026	7,516
EUR	544,413	USD	624,443	JPMorgan Chase Bank N.A.	10/16/2026	9,013
EUR	429,231	USD	490,012	State Street Corp.	10/16/2026	9,423
EUR	705,269	USD	814,927	UBS AG	10/16/2026	5,694
HUF	10,107,743	USD	31,439	HSBC Bank	10/16/2026	647
HUF	183,940,428	USD	579,060	Merrill Lynch International	10/16/2026	4,835
HUF	87,621,603	USD	277,630	State Street Corp.	10/16/2026	513
INR	83,538,023	USD	873,527	JPMorgan Chase Bank N.A.	10/09/2026	1,816
MXN	12,480,064	USD	721,110	Deutsche Bank AG	10/16/2026	10,583
MXN	4,678,238	USD	273,313	State Street Corp.	10/16/2026	967
RON	2,550,518	USD	559,663	UBS AG	10/16/2026	2,430
TRY	21,014,861	USD	417,508	BNP Paribas	10/16/2026	3,085
TRY	33,942,218	USD	670,126	Citibank N.A.	10/16/2026	9,196
ZAR	711,947	USD	42,912	Deutsche Bank AG	10/16/2026	1,150
ZAR	9,688,234	USD	588,014	HSBC Bank	10/16/2026	11,593
ZAR	6,907,073	USD	427,297	State Street Corp.	10/16/2026	183
USD	715,441	PHP	43,971,000	JPMorgan Chase Bank N.A.	11/05/2026	10,269
						$111,710
Liability Derivatives
BRL	3,706,203	USD	706,480	Barclays Bank PLC	11/24/2026	$(3,424)
EUR	864,180	USD	1,011,450	BNP Paribas	10/16/2026	(5,927)
EUR	612,043	USD	715,648	HSBC Bank	10/16/2026	(3,500)
EUR	488,719	USD	571,546	NatWest Markets PLC	10/16/2026	(2,894)
EUR	535,913	USD	626,030	State Street Corp.	10/16/2026	(2,464)
USD	1,345,440	COP	4,417,752,653	Goldman Sachs International	10/30/2026	(8,848)
USD	11,166,498	EUR	9,723,802	Deutsche Bank AG	10/16/2026	(147,704)
USD	1,533,196	EUR	1,344,641	HSBC Bank	10/16/2026	(31,371)
USD	1,015,477	EUR	885,247	JPMorgan Chase Bank N.A.	10/16/2026	(14,559)
USD	282,415	EUR	246,720	State Street Corp.	10/16/2026	(4,658)
USD	848,194	HUF	269,702,550	HSBC Bank	10/16/2026	(7,941)
USD	892,299	HUF	283,831,408	Merrill Lynch International	10/16/2026	(8,686)
USD	287,926	INR	27,971,942	JPMorgan Chase Bank N.A.	10/09/2026	(5,175)
USD	399,607	PEN	1,366,312	Goldman Sachs International	10/22/2026	(5,759)
USD	554,176	RON	2,550,518	Deutsche Bank AG	10/16/2026	(7,917)
USD	420,304	ZAR	6,970,848	Deutsche Bank AG	10/16/2026	(11,124)
USD	1,479,935	ZAR	24,481,579	State Street Corp.	10/16/2026	(35,235)
						$(307,186)

MFS Diversified Income Fund
Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	78	$11,167,467	September – 2026	$263,912
U.S. Treasury Bond 30 yr	Long	USD	3	325,875	December – 2026	762
U.S. Treasury Ultra Note 10 yr	Short	USD	82	8,972,594	December – 2026	21,721
						$286,395
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	87	$9,366,094	December – 2026	$(23,150)
U.S. Treasury Note 2 yr	Long	USD	366	75,115,782	December – 2026	(144,858)
U.S. Treasury Note 5 yr	Long	USD	293	30,971,016	December – 2026	(131,514)
U.S. Treasury Ultra Bond 30 yr	Long	USD	18	1,980,562	December – 2026	(10,670)
						$(310,192)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
5/01/28	USD	19,850,000	centrally cleared	1-day SOFR / Annually	3.719% / Annually	$241,887	$—	$241,887
8/31/28	USD	31,625,000	centrally cleared	1-day SOFR / Annually	4.089% / Annually	74,401	—	74,401
1/09/29	USD	9,850,000	centrally cleared	1-day SOFR / Annually	3.35% / Annually	205,915	—	205,915
4/30/29	USD	9,960,000	centrally cleared	1-day SOFR / Annually	3.637% / Annually	144,321	—	144,321
1/14/31	USD	5,904,000	centrally cleared	1-day SOFR / Annually	3.511% / Annually	171,849	—	171,849
6/12/33	USD	4,785,000	centrally cleared	1-day SOFR / Annually	4.036% / Annually	61,858	—	61,858
						$900,231	$—	$900,231
At August 31, 2026, the fund had liquid securities collateral with an aggregate value of $2,591,151 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $1,462,931 of securities on loan (identified cost, $1,189,211,761)	$1,321,880,438
Investments in affiliated issuers, at value (identified cost, $432,113,876)	441,708,344
Cash	754,368
Foreign currency, at value (identified cost, $47,379)	47,395
Receivables for
Net daily variation margin on open cleared swap agreements	109,107
Forward foreign currency exchange contracts	111,710
Net daily variation margin on open futures contracts	6,536
Investments sold	5,958,558
TBA sale commitments	445,696
Fund shares sold	321,711
Interest and dividends	10,118,749
Other assets	52,403
Total assets	$1,781,515,015
Liabilities
Payables for
Distributions	$586,944
Forward foreign currency exchange contracts	307,186
Investments purchased	4,721,575
TBA purchase commitments	1,326,566
Fund shares reacquired	2,865,260
Payable to affiliates
Investment adviser	9,500
Administrative services fee	2,738
Shareholder servicing costs	417,380
Distribution and service fees	34,441
Accrued expenses and other liabilities	228,575
Total liabilities	$10,500,165
Net assets	$1,771,014,850
Net assets consist of
Paid-in capital	$1,645,531,010
Total distributable earnings (loss)	125,483,840
Net assets	$1,771,014,850
Shares of beneficial interest outstanding	137,750,409

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,041,659,495	81,010,021	$12.86
Class C	52,198,652	4,060,926	12.85
Class I	489,682,627	38,097,633	12.85
Class R1	209,124	16,279	12.85
Class R2	787,792	61,293	12.85
Class R3	1,985,631	154,300	12.87
Class R4	1,721,107	133,859	12.86
Class R6	182,770,422	14,216,098	12.86

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.43 [100 / 95.75 x $12.86]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Interest	$20,123,475
Dividends from affiliated issuers	17,091,823
Dividends from unaffiliated issuers	12,998,255
Other	28,088
Income on securities loaned	11,243
Foreign taxes withheld	(432,811)
Total investment income	$49,820,073
Expenses
Management fee	$5,002,762
Distribution and service fees	1,630,209
Shareholder servicing costs	859,271
Administrative services fee	127,936
Independent Trustees' compensation	18,810
Custodian fee	130,184
Shareholder communications	51,168
Audit and tax fees	49,910
Legal fees	4,521
Miscellaneous	122,873
Total expenses	$7,997,644
Fees paid indirectly	(883)
Reduction of expenses by investment adviser and distributor	(628,155)
Net expenses	$7,368,606
Net investment income (loss)	$42,451,467
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$37,589,048
Affiliated issuers	(466,639)
Futures contracts	(2,650,564)
Swap agreements	211,095
Forward foreign currency exchange contracts	(76,993)
Foreign currency	(85,134)
Net realized gain (loss)	$34,520,813
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $47,500 decrease in deferred foreign capital gains tax)	$(37,690,427)
Affiliated issuers	(10,447,999)
Futures contracts	(173,511)
Swap agreements	1,027,672
Forward foreign currency exchange contracts	(23,065)
Translation of assets and liabilities in foreign currencies	(46,277)
Net unrealized gain (loss)	$(47,353,607)
Net realized and unrealized gain (loss)	$(12,832,794)
Change in net assets from operations	$29,618,673
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26
Change in net assets
From operations
Net investment income (loss)	$42,451,467	$83,744,143
Net realized gain (loss)	34,520,813	32,670,533
Net unrealized gain (loss)	(47,353,607)	81,464,381
Change in net assets from operations	$29,618,673	$197,879,057
Total distributions to shareholders	$(43,834,857)	$(106,781,199)
Change in net assets from fund share transactions	$(92,265,240)	$(227,526,942)
Total change in net assets	$(106,481,424)	$(136,429,084)
Net assets
At beginning of period	1,877,496,274	2,013,925,358
At end of period	$1,771,014,850	$1,877,496,274
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.95	$12.33	$11.88	$11.48	$12.91	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.54	$0.52	$0.47	$0.41	$0.38
Net realized and unrealized gain (loss)	(0.08)	0.77	0.48	0.36	(1.31)	0.07
Total from investment operations	$0.22	$1.31	$1.00	$0.83	$(0.90)	$0.45
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.69)	$(0.55)	$(0.43)	$(0.38)	$(0.41)
From net realized gain	—	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.31)	$(0.69)	$(0.55)	$(0.43)	$(0.53)	$(0.68)
Net asset value, end of period (x)	$12.86	$12.95	$12.33	$11.88	$11.48	$12.91
Total return (%) (r)(s)(t)(x)	1.70 (n)	11.00	8.52	7.40	(6.96)	3.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.96 (a)	0.95	0.96	0.95	0.97	0.99
Expenses after expense reductions (f)(h)	0.89 (a)	0.89	0.89	0.89	0.93	0.98
Net investment income (loss)	4.59 (a)	4.34	4.23	4.11	3.46	2.78
Portfolio turnover rate	22 (n)	43	48	60	62	72
Net assets at end of period (000 omitted)	$1,041,659	$1,100,504	$1,147,997	$1,220,302	$1,300,451	$1,563,027

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.94	$12.32	$11.87	$11.47	$12.91	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.45	$0.43	$0.39	$0.32	$0.28
Net realized and unrealized gain (loss)	(0.08)	0.77	0.47	0.35	(1.32)	0.06
Total from investment operations	$0.17	$1.22	$0.90	$0.74	$(1.00)	$0.34
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.60)	$(0.45)	$(0.34)	$(0.29)	$(0.30)
From net realized gain	—	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.26)	$(0.60)	$(0.45)	$(0.34)	$(0.44)	$(0.57)
Net asset value, end of period (x)	$12.85	$12.94	$12.32	$11.87	$11.47	$12.91
Total return (%) (r)(s)(t)(x)	1.32 (n)	10.18	7.71	6.61	(7.74)	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.71 (a)	1.70	1.70	1.70	1.72	1.74
Expenses after expense reductions (f)(h)	1.64 (a)	1.64	1.64	1.64	1.69	1.73
Net investment income (loss)	3.84 (a)	3.62	3.51	3.40	2.71	2.05
Portfolio turnover rate	22 (n)	43	48	60	62	72
Net assets at end of period (000 omitted)	$52,199	$60,503	$87,071	$139,682	$220,775	$355,639

Class I	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.95	$12.32	$11.87	$11.47	$12.91	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.57	$0.55	$0.50	$0.44	$0.41
Net realized and unrealized gain (loss)	(0.09)	0.78	0.48	0.36	(1.32)	0.07
Total from investment operations	$0.22	$1.35	$1.03	$0.86	$(0.88)	$0.48
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.72)	$(0.58)	$(0.46)	$(0.41)	$(0.44)
From net realized gain	—	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.32)	$(0.72)	$(0.58)	$(0.46)	$(0.56)	$(0.71)
Net asset value, end of period (x)	$12.85	$12.95	$12.32	$11.87	$11.47	$12.91
Total return (%) (r)(s)(t)(x)	1.75 (n)	11.37	8.79	7.67	(6.81)	3.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71 (a)	0.70	0.71	0.70	0.72	0.74
Expenses after expense reductions (f)(h)	0.64 (a)	0.64	0.64	0.64	0.69	0.73
Net investment income (loss)	4.84 (a)	4.59	4.48	4.37	3.70	3.03
Portfolio turnover rate	22 (n)	43	48	60	62	72
Net assets at end of period (000 omitted)	$489,683	$514,348	$558,991	$664,290	$816,791	$1,145,617

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.94	$12.32	$11.87	$11.46	$12.90	$13.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.44	$0.42	$0.39	$0.32	$0.28
Net realized and unrealized gain (loss)	(0.08)	0.78	0.48	0.36	(1.32)	0.06
Total from investment operations	$0.17	$1.22	$0.90	$0.75	$(1.00)	$0.34
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.60)	$(0.45)	$(0.34)	$(0.29)	$(0.30)
From net realized gain	—	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.26)	$(0.60)	$(0.45)	$(0.34)	$(0.44)	$(0.57)
Net asset value, end of period (x)	$12.85	$12.94	$12.32	$11.87	$11.46	$12.90
Total return (%) (r)(s)(t)(x)	1.32 (n)	10.19	7.72	6.70	(7.75)	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.71 (a)	1.70	1.70	1.70	1.72	1.74
Expenses after expense reductions (f)(h)	1.64 (a)	1.64	1.64	1.64	1.69	1.73
Net investment income (loss)	3.85 (a)	3.57	3.47	3.36	2.70	2.03
Portfolio turnover rate	22 (n)	43	48	60	62	72
Net assets at end of period (000 omitted)	$209	$215	$189	$178	$180	$225

Class R2	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.95	$12.32	$11.88	$11.47	$12.91	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.51	$0.49	$0.45	$0.38	$0.34
Net realized and unrealized gain (loss)	(0.09)	0.78	0.47	0.36	(1.32)	0.07
Total from investment operations	$0.19	$1.29	$0.96	$0.81	$(0.94)	$0.41
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.66)	$(0.52)	$(0.40)	$(0.35)	$(0.37)
From net realized gain	—	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.29)	$(0.66)	$(0.52)	$(0.40)	$(0.50)	$(0.64)
Net asset value, end of period (x)	$12.85	$12.95	$12.32	$11.88	$11.47	$12.91
Total return (%) (r)(s)(t)(x)	1.50 (n)	10.82	8.16	7.23	(7.28)	2.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21 (a)	1.20	1.21	1.20	1.22	1.24
Expenses after expense reductions (f)(h)	1.14 (a)	1.14	1.14	1.14	1.18	1.23
Net investment income (loss)	4.34 (a)	4.09	3.99	3.88	3.21	2.53
Portfolio turnover rate	22 (n)	43	48	60	62	72
Net assets at end of period (000 omitted)	$788	$855	$883	$997	$1,289	$1,647

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.96	$12.33	$11.88	$11.48	$12.92	$13.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.54	$0.52	$0.48	$0.41	$0.38
Net realized and unrealized gain (loss)	(0.08)	0.78	0.48	0.35	(1.32)	0.07
Total from investment operations	$0.22	$1.32	$1.00	$0.83	$(0.91)	$0.45
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.69)	$(0.55)	$(0.43)	$(0.38)	$(0.41)
From net realized gain	—	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.31)	$(0.69)	$(0.55)	$(0.43)	$(0.53)	$(0.68)
Net asset value, end of period (x)	$12.87	$12.96	$12.33	$11.88	$11.48	$12.92
Total return (%) (r)(s)(t)(x)	1.70 (n)	11.09	8.52	7.40	(7.04)	3.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.96 (a)	0.95	0.96	0.95	0.97	0.99
Expenses after expense reductions (f)(h)	0.89 (a)	0.89	0.89	0.89	0.93	0.98
Net investment income (loss)	4.60 (a)	4.34	4.25	4.19	3.45	2.78
Portfolio turnover rate	22 (n)	43	48	60	62	72
Net assets at end of period (000 omitted)	$1,986	$7,410	$7,885	$10,443	$21,712	$22,253

Class R4	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.95	$12.33	$11.88	$11.48	$12.92	$13.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.59	$0.55	$0.49	$0.44	$0.42
Net realized and unrealized gain (loss)	(0.09)	0.75	0.48	0.37	(1.32)	0.06
Total from investment operations	$0.23	$1.34	$1.03	$0.86	$(0.88)	$0.48
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.72)	$(0.58)	$(0.46)	$(0.41)	$(0.44)
From net realized gain	—	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.32)	$(0.72)	$(0.58)	$(0.46)	$(0.56)	$(0.71)
Net asset value, end of period (x)	$12.86	$12.95	$12.33	$11.88	$11.48	$12.92
Total return (%) (r)(s)(t)(x)	1.83 (n)	11.28	8.79	7.67	(6.80)	3.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71 (a)	0.70	0.71	0.69	0.72	0.74
Expenses after expense reductions (f)(h)	0.64 (a)	0.64	0.64	0.64	0.69	0.73
Net investment income (loss)	4.90 (a)	4.85	4.47	4.27	3.71	3.05
Portfolio turnover rate	22 (n)	43	48	60	62	72
Net assets at end of period (000 omitted)	$1,721	$2,706	$17,456	$16,613	$4,146	$5,995

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.95	$12.33	$11.88	$11.48	$12.91	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.58	$0.56	$0.51	$0.45	$0.42
Net realized and unrealized gain (loss)	(0.08)	0.77	0.48	0.36	(1.31)	0.07
Total from investment operations	$0.24	$1.35	$1.04	$0.87	$(0.86)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.73)	$(0.59)	$(0.47)	$(0.42)	$(0.45)
From net realized gain	—	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.33)	$(0.73)	$(0.59)	$(0.47)	$(0.57)	$(0.72)
Net asset value, end of period (x)	$12.86	$12.95	$12.33	$11.88	$11.48	$12.91
Total return (%) (r)(s)(t)(x)	1.87 (n)	11.38	8.88	7.77	(6.64)	3.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62 (a)	0.61	0.62	0.61	0.63	0.65
Expenses after expense reductions (f)(h)	0.55 (a)	0.55	0.55	0.55	0.59	0.64
Net investment income (loss)	4.93 (a)	4.67	4.57	4.45	3.79	3.12
Portfolio turnover rate	22 (n)	43	48	60	62	72
Net assets at end of period (000 omitted)	$182,770	$190,956	$193,454	$209,338	$223,996	$260,384

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Diversified Income Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its financial statements, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s financial statements are not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in emerging market issuers. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

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Notes to Financial Statements (unaudited) - continued
depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$440,614,652	$—	$—	$440,614,652
United Kingdom	1,735,023	27,406,841	—	29,141,864
France	27,434,234	—	—	27,434,234
China	5,630,314	19,801,072	—	25,431,386
Japan	15,891,580	8,437,566	—	24,329,146
Italy	13,327,110	—	—	13,327,110
Switzerland	11,772,165	—	—	11,772,165
Canada	10,417,942	—	—	10,417,942
Brazil	10,328,245	—	—	10,328,245
Other Countries	27,659,617	27,201,009	—	54,860,626
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	67,228,646	—	67,228,646
Non - U.S. Sovereign Debt	—	226,910,080	—	226,910,080
Municipal Bonds	—	1,502,999	—	1,502,999
U.S. Corporate Bonds	—	149,056,613	—	149,056,613
Residential Mortgage-Backed Securities	—	111,650,543	—	111,650,543
Commercial Mortgage-Backed Securities	—	6,970,523	—	6,970,523
Asset-Backed Securities (including CDOs)	—	8,950,277	—	8,950,277
Foreign Bonds	—	100,470,154	—	100,470,154
Purchased Options	253,575	1,229,658	—	1,483,233
Investment Companies	441,708,344	—	—	441,708,344
Total	$1,006,772,801	$756,815,981	$—	$1,763,588,782

Other Financial Instruments
Futures Contracts – Assets	$286,395	$—	$—	$286,395
Futures Contracts – Liabilities	(310,192)	—	—	(310,192)
Forward Foreign Currency Exchange Contracts – Assets	—	111,710	—	111,710
Forward Foreign Currency Exchange Contracts – Liabilities	—	(307,186)	—	(307,186)
Swap Agreements – Liabilities	—	900,231	—	900,231
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

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Notes to Financial Statements (unaudited) - continued
Equity Securities
Balance as of 2/28/26	$0
Realized gain (loss)	(4,704,768)
Change in unrealized appreciation or depreciation	6,264,489
Sales	(1,559,721)
Balance as of 8/31/26	$—
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$1,483,233	$—
Interest Rate	Futures Contracts	286,395	(310,192)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	111,710	(307,186)
Interest Rate	Cleared Swap Agreements	900,231	—
Total		$2,781,569	$(617,378)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(2,650,564)	$211,095	$—	$—
Foreign Exchange	—	—	(76,993)	—
Equity	—	—	—	756,795
Credit	—	—	—	(1,467)
Total	$(2,650,564)	$211,095	$(76,993)	$755,328

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Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(173,511)	$1,027,672	$—	$—
Foreign Exchange	—	—	(23,065)	—
Equity	—	—	—	(2,989,659)
Credit	—	—	—	9,546
Total	$(173,511)	$1,027,672	$(23,065)	$(2,980,113)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate or credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.  Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

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Notes to Financial Statements (unaudited) - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,462,931. The fair value of the fund's investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $1,543,606 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
holdings in REITs. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions made during the six months ended August 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26
Ordinary income (including any short-term capital gains)	$106,781,199
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$1,651,317,610
Gross appreciation	150,704,073
Gross depreciation	(38,432,901)
Net unrealized appreciation (depreciation)	$112,271,172
As of 2/28/26
Undistributed ordinary income	10,022,479
Capital loss carryforwards	(22,974,268)
Other temporary differences	(8,400,661)
Net unrealized appreciation (depreciation)	161,052,474
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(22,974,268)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/26	Year ended 2/28/26
Class A	$25,357,115	$61,035,181
Class C	1,132,179	3,384,226
Class I	12,398,898	30,424,798
Class R1	4,094	9,472
Class R2	18,150	44,245
Class R3	135,673	439,674
Class R4	52,091	361,126
Class R6	4,736,657	11,082,477
Total	$43,834,857	$106,781,199
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2027. For the six months ended August 31, 2026, this management fee reduction amounted to $125,909, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2026 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2028. For the six months ended August 31, 2026, this reduction amounted to $502,198, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,821 for the six months ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,337,447
Class C	0.75%	0.25%	1.00%	1.00%	282,753
Class R1	0.75%	0.25%	1.00%	1.00%	1,027
Class R2	0.25%	0.25%	0.50%	0.50%	2,018
Class R3	—	0.25%	0.25%	0.25%	6,964
Total Distribution and Service Fees					$1,630,209
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2026, this rebate amounted to $22 and $26 for Class A and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2026, were as follows:
Amount
Class A	$2,374
Class C	383
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2026, the fee was $101,455, which equated to 0.0112% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $757,816.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2026 was equivalent to an annual effective rate of 0.0141% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2026, this reimbursement amounted to $15,668, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, were as follows:
	Purchases	Sales
U.S. Government securities	$106,204,383	$120,091,056
Non-U.S. Government securities	291,816,439	395,840,009
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,158,902	$27,631,952	5,270,398	$65,287,466
Class C	116,527	1,485,342	210,600	2,613,608
Class I	2,349,729	30,107,838	5,680,554	69,977,514
Class R1	458	5,877	874	10,825
Class R2	2,520	32,231	5,480	67,455
Class R3	70,733	894,174	88,628	1,097,347
Class R4	68,252	873,762	60,508	741,377
Class R6	1,090,874	13,957,933	2,296,527	28,546,192
	5,857,995	$74,989,109	13,613,569	$168,341,784
Shares issued to shareholders in reinvestment of distributions
Class A	1,889,795	$24,153,812	4,672,937	$58,135,234
Class C	85,455	1,091,642	262,139	3,255,933
Class I	786,496	10,047,190	2,005,660	24,934,099
Class R1	320	4,085	761	9,466
Class R2	1,421	18,145	3,506	43,590
Class R3	9,052	115,411	35,263	438,921
Class R4	4,041	51,511	29,354	361,075
Class R6	358,391	4,580,952	862,318	10,728,164
	3,134,971	$40,062,748	7,871,938	$97,906,482
Shares reacquired
Class A	(7,993,850)	$(102,319,201)	(18,098,120)	$(224,150,180)
Class C	(815,828)	(10,431,147)	(2,865,355)	(35,378,295)
Class I	(4,763,606)	(60,879,865)	(13,320,438)	(164,958,467)
Class R1	(1,106)	(14,115)	(336)	(4,094)
Class R2	(8,649)	(110,766)	(14,658)	(179,707)
Class R3	(497,304)	(6,409,200)	(191,343)	(2,389,228)
Class R4	(147,404)	(1,861,150)	(1,296,524)	(15,778,466)
Class R6	(1,976,433)	(25,291,653)	(4,107,773)	(50,936,771)
	(16,204,180)	$(207,317,097)	(39,894,547)	$(493,775,208)

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Net change
Class A	(3,945,153)	$(50,533,437)	(8,154,785)	$(100,727,480)
Class C	(613,846)	(7,854,163)	(2,392,616)	(29,508,754)
Class I	(1,627,381)	(20,724,837)	(5,634,224)	(70,046,854)
Class R1	(328)	(4,153)	1,299	16,197
Class R2	(4,708)	(60,390)	(5,672)	(68,662)
Class R3	(417,519)	(5,399,615)	(67,452)	(852,960)
Class R4	(75,111)	(935,877)	(1,206,662)	(14,676,014)
Class R6	(527,168)	(6,752,768)	(948,928)	(11,662,415)
	(7,211,214)	$(92,265,240)	(18,409,040)	$(227,526,942)
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2026, the fund’s commitment fee and interest expense were $4,257 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$412,340,130	$56,156,616	$31,719,221	$(469,858)	$(10,448,025)	$425,859,642
MFS Institutional Money Market Portfolio	15,461,052	194,543,405	194,159,000	3,219	26	15,848,702
	$427,801,182	$250,700,021	$225,878,221	$(466,639)	$(10,447,999)	$441,708,344

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$16,826,336	$—
MFS Institutional Money Market Portfolio	265,487	—
	$17,091,823	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to

MFS Diversified Income Fund
Notes to Financial Statements (unaudited) - continued
the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
(9) Subsequent Event
On September 23, 2026, the Board of Trustees of the High Yield Pooled Portfolio approved the liquidation of the High Yield Pooled Portfolio and the distribution of the High Yield Pooled Portfolio’s assets on or around October 30, 2026.  The fund is the sole shareholder of the High Yield Pooled Portfolio.  It is anticipated that the fund will receive the High Yield Pooled Portfolio’s assets through an in-kind transfer of portfolio securities, where possible, and cash on this date.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Diversified Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Diversified Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Diversified Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Diversified Income Fund
Board Review of Investment Advisory Agreement
MFS Diversified Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context

MFS Diversified Income Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’s responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.

MFS Government Securities Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Government Securities Fund
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 93.0%
Asset-Backed & Securitized – 7.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.096%, 11/15/2054 (i)	$21,301,201	$633,114
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.253% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,977,559	1,977,553
Affirm, Inc., 2026-X1, “A”, 4.27%, 4/15/2031 (n)	2,201,686	2,200,879
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	4,948,079	4,943,777
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.286% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	7,146,966
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	126,996	127,246
AutoNation Finance Trust, 2026-N1A, “A2”, 4.48%, 2/15/2029 (n)	2,124,000	2,122,095
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.359% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	5,500,000	5,508,046
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.306%, 7/15/2054 (i)	18,262,336	791,354
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.659%, 2/15/2054 (i)	12,976,524	700,928
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.656%, 12/15/2055 (i)	22,297,816	669,583
BDS Ltd., 2024-FL13, “A”, FLR, 5.223% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,419,789	1,420,438
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.352%, 2/15/2054 (i)	42,355,766	1,661,024
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.19%, 3/15/2054 (i)	24,251,265	813,140
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.934%, 6/15/2054 (i)	35,795,997	985,514
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.343%, 7/15/2054 (i)	32,008,774	1,298,113
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.327%, 8/15/2054 (i)	37,668,840	1,602,455
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.097%, 9/15/2054 (i)	43,462,641	1,292,266
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	808,671	814,360
BX Trust, 2026-CLS, “A”, 5.039%, 5/15/2043 (n)	3,995,000	3,999,994
BX Trust, 2026-LBTY, “A”, FLR, 4.9% (SOFR - 1mo. + 1.25%), 8/15/2048 (n)	3,135,053	3,135,031
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.304% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,739,319
CarMax Select Receivables Trust, 2026-B, “A2”, 4.35%, 4/16/2029	1,463,000	1,462,467
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.938%, 12/15/2072 (i)(n)	20,647,974	481,403
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.385%, 2/15/2054 (i)	32,175,059	1,388,141
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.811%, 4/15/2054 (i)	17,868,993	450,340
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.108%, 6/15/2064 (i)	12,182,613	444,194
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	1,395,974	1,400,323
CPS Auto Receivables Trust, 2026-C, “A”, 4.52%, 4/15/2030 (n)	1,857,014	1,856,646
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	1,503,054	1,504,753
Exeter Automobile Receivables Trust, 2026-2A, “A2”, 4.31%, 11/15/2028	5,374,560	5,374,905
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.04%, 11/15/2028 (n)	2,512,983	2,510,814
GLS Auto Select Receivables Trust, 2026-3A, “A2”, 4.47%, 3/15/2029 (n)	2,020,000	2,019,381
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	1,527,450	1,496,483
KREF 2018-FT1 Ltd., “AS”, FLR, 5.054% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	13,217	13,214
LAD Select Auto Receivables Trust, 2026-A, “A2”, 4.59%, 4/16/2029 (n)	2,802,000	2,801,703
MF1 2021-FL7 Ltd., “A”, FLR, 4.833% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	971,106	971,075
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.966%, 12/15/2051 (i)	21,049,409	309,974
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)	14,568,904	604,449
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.209%, 6/15/2054 (i)	16,668,719	576,878
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.171%, 10/15/2054 (i)	74,389,392	2,545,270
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	1,693,846	1,662,206
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	1,149,351	1,139,093
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	2,073,148	2,065,587
Morgan Stanley Residential Mortgage Loan Trust, 2026-INV1, “A9”, FLR, 4.793% (SOFR - 1mo. + 1.15%), 2/25/2061 (n)	2,461,493	2,442,988
MTN Commercial Mortgage Trust, 2026-LPFX, “A”, 5.153%, 5/15/2043 (n)	641,696	633,453
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	4,692,735	4,602,452
New Residential Mortgage Loan Trust, 2026-NQM9, “A1”, 4.833%, 2/25/2066 (n)	9,509,619	9,341,410
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	341,757	341,441
MFGFS-SEM
1

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	$1,562,308	$1,557,397
Ocwen Loan Investment Trust, 2026-HB3, “A”, 3%, 6/25/2039 (n)	1,904,147	1,865,180
Palmer Square Loan Funding, 2024-3A Ltd., “A2R”, FLR, 4.907% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	1,530,612	1,530,930
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.153% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	8,550,000	8,551,163
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	1,302,000	1,304,163
PFS Financing Corp., 2025-A, “A”, FLR, 4.286% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	4,611,000	4,612,333
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.993% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	1,982,244	1,982,685
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.843% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	1,737,210	1,733,358
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.793% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	9,470,708	9,399,314
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	1,945,433	1,935,437
RCKT Trust, 2025-1A, “A”, 4.9%, 7/25/2034 (n)	232,350	232,534
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	2,379,543	2,377,502
Sequoia Mortgage Trust, 2026-Med2, “A1A”, 5.613%, 8/25/2056 (n)	4,206,270	4,168,200
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.279% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	6,434,263	6,435,228
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	666,112	665,111
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.098%, 1/15/2052 (i)(n)	11,761,890	187,802
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.624%, 8/15/2054 (i)	18,204,978	1,035,352
		$151,597,927
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,904,355
Mortgage-Backed – 57.5%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$6,291,632	$5,847,948
Fannie Mae, 3.5%, 1/25/2030 - 12/01/2047	17,722,536	16,223,377
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	2,004,447	1,820,325
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	582,651	40,848
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	325,908	336,715
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	896,516	915,097
Fannie Mae, 3%, 2/25/2033 - 1/25/2052 (i)	1,138,771	115,775
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	4,559,299	4,593,105
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	5,915,158	5,860,934
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	12,333,247	11,959,116
Fannie Mae, 4.208%, 4/25/2034	19,900	19,895
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	24,576,006	23,283,851
Fannie Mae, 1%, 3/25/2041	1,208,706	1,057,651
Fannie Mae, 4.108%, 3/25/2041	216,051	215,450
Fannie Mae, 2.25%, 4/25/2041	934,773	899,147
Fannie Mae, 4.258%, 7/25/2041	208,495	207,212
Fannie Mae, 1.75%, 9/25/2041	644,404	622,876
Fannie Mae, 2.75%, 9/25/2042	666,578	642,656
Fannie Mae, 0.000%, 10/25/2043	1,862,755	1,372,730
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	1,548,675	1,435,156
Fannie Mae, 4.058%, 12/25/2045	463,466	458,245
Fannie Mae, 2.242%, 8/25/2046 - 9/25/2046 (i)	8,738,313	657,323
Fannie Mae, 2.442%, 12/25/2047 (i)	1,822,531	174,383
Fannie Mae, 4.5%, 3/15/2048 (i)	1,230,672	283,029
Fannie Mae, 2.392%, 10/25/2048 (i)	4,541,870	406,854
Fannie Mae, 2.292%, 6/25/2050 (i)	4,330,214	410,128
Fannie Mae, 2%, 9/25/2050 - 11/25/2051 (i)	5,338,444	639,115
Fannie Mae, 4%, 9/25/2050 (i)	2,569,195	488,688
Fannie Mae, 2.5%, 2/25/2051 (i)	1,769,482	237,795
Fannie Mae, 5.093%, 11/25/2053	3,092,285	3,152,315
Fannie Mae, 5.543%, 11/25/2053	2,329,851	2,386,568
2

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.643%, 11/25/2053	$6,744,727	$6,927,919
Fannie Mae, 4.543%, 12/25/2053	1,294,034	1,299,067
Fannie Mae, 6.643%, 7/25/2054	2,267,743	2,351,305
Fannie Mae, 4.793%, 10/25/2054	2,417,704	2,421,177
Fannie Mae, 4.593%, 11/25/2054	4,985,767	4,991,013
Fannie Mae, 4.993%, 11/25/2054	8,488,837	8,536,366
Fannie Mae, 4.643%, 12/25/2054	7,069,697	7,111,841
Fannie Mae, 5.043%, 12/25/2054	5,644,105	5,681,927
Fannie Mae, 5.143%, 12/25/2054	8,360,241	8,433,017
Fannie Mae, 4.943%, 1/25/2055	6,922,325	6,954,082
Fannie Mae, 6.083%, 3/25/2055	3,370,849	3,373,141
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	79,353,077	66,186,325
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 5/01/2055	24,630,852	24,467,363
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,276,412	986,757
Fannie Mae, UMBS, 2%, 2/01/2042 - 4/01/2052	44,372,977	35,359,601
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 2/01/2052	1,601,077	1,440,091
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	14,058,588	12,145,586
Fannie Mae, UMBS, 4%, 8/01/2051 - 2/01/2053	4,743,144	4,382,059
Fannie Mae, UMBS, 4.5%, 9/01/2052 - 10/01/2055	3,218,586	3,039,976
Fannie Mae, UMBS, 5%, 9/01/2052 - 11/01/2054	860,869	832,380
Fannie Mae, UMBS, 6%, 2/01/2053 - 12/01/2054	9,984,189	10,129,886
Freddie Mac, 3.12%, 9/25/2026	7,133,384	7,113,674
Freddie Mac, 2.525%, 10/25/2026	4,871,124	4,851,546
Freddie Mac, 3.413%, 12/25/2026	15,946,877	15,881,425
Freddie Mac, 1.486%, 3/25/2027 (i)	5,583,000	29,368
Freddie Mac, 3.243%, 4/25/2027	10,090,226	10,014,926
Freddie Mac, 3.117%, 6/25/2027	20,236,646	20,047,166
Freddie Mac, 0.692%, 7/25/2027 (i)	97,448,673	308,133
Freddie Mac, 0.53%, 8/25/2027 (i)	75,230,522	248,644
Freddie Mac, 0.476%, 12/25/2027 (i)	1,188,569	4,794
Freddie Mac, 0.431%, 1/25/2028 (i)	134,107,728	456,275
Freddie Mac, 0.432%, 1/25/2028 - 5/25/2033 (i)	120,310,068	1,384,813
Freddie Mac, 0.249%, 2/25/2028 (i)	156,574,489	276,667
Freddie Mac, 0.246%, 4/25/2028 (i)	104,965,666	210,970
Freddie Mac, 0.617%, 10/25/2028 (i)	39,406,657	330,196
Freddie Mac, 0.6%, 5/25/2029 - 3/25/2031 (i)	95,570,350	1,315,982
Freddie Mac, 1.005%, 7/25/2029 (i)	31,354,116	679,039
Freddie Mac, 1.207%, 7/25/2029 (i)	18,485,852	491,123
Freddie Mac, 1.256%, 8/25/2029 (i)	32,564,151	910,031
Freddie Mac, 0.733%, 1/25/2030 (i)	17,877,823	286,410
Freddie Mac, 1.434%, 1/25/2030 - 6/25/2030 (i)	37,069,954	1,491,777
Freddie Mac, 1.697%, 1/25/2030 (i)	19,001,797	863,216
Freddie Mac, 1.913%, 4/25/2030 (i)	14,430,646	840,933
Freddie Mac, 1.954%, 4/25/2030 (i)	20,077,463	1,187,867
Freddie Mac, 0.579%, 5/25/2030 (i)	25,611,748	357,105
Freddie Mac, 1.769%, 5/25/2030 (i)	12,033,779	682,302
Freddie Mac, 1.908%, 5/25/2030 (i)	26,880,424	1,605,554
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	1,952,793	1,979,868
Freddie Mac, 1.2%, 6/25/2030 (i)	19,629,922	693,559
Freddie Mac, 1.467%, 6/25/2030 (i)	28,880,806	1,216,636
Freddie Mac, 1.701%, 8/25/2030 (i)	10,235,210	566,039
Freddie Mac, 1.261%, 9/25/2030 (i)	6,568,138	275,355
Freddie Mac, 1.17%, 11/25/2030 (i)	13,158,725	532,306
Freddie Mac, 0.404%, 1/25/2031 (i)	49,249,574	513,156
3

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.626%, 1/25/2031 (i)	$70,182,335	$1,515,686
Freddie Mac, 0.87%, 1/25/2031 (i)	19,512,958	611,940
Freddie Mac, 1.025%, 1/25/2031 (i)	14,681,587	529,933
Freddie Mac, 5.481%, 2/25/2031 (i)	18,431,877	319,673
Freddie Mac, 0.827%, 3/25/2031 (i)	17,260,719	523,202
Freddie Mac, 1.321%, 5/25/2031 - 7/25/2031 (i)	29,681,096	1,539,801
Freddie Mac, 1.039%, 7/25/2031 (i)	11,674,001	481,003
Freddie Mac, 0.602%, 8/25/2031 (i)	14,770,824	310,239
Freddie Mac, 0.632%, 9/25/2031 (i)	50,814,178	1,211,918
Freddie Mac, 0.954%, 9/25/2031 (i)	48,419,608	1,809,092
Freddie Mac, 0.441%, 11/25/2031 (i)	73,361,326	1,184,859
Freddie Mac, 0.595%, 12/25/2031 (i)	73,957,916	1,641,171
Freddie Mac, 0.664%, 12/25/2031 (i)	12,187,459	303,378
Freddie Mac, 0.869%, 2/25/2032 (i)	49,680,895	1,828,292
Freddie Mac, 0.434%, 6/25/2032 (i)	116,203,070	2,004,271
Freddie Mac, 4.201%, 11/15/2032	30,789	30,756
Freddie Mac, 0.302%, 11/25/2032 (i)	74,026,378	819,857
Freddie Mac, 4.2%, 4/25/2033	27,000,000	25,943,806
Freddie Mac, 0.3%, 8/25/2033 (i)	78,666,400	849,282
Freddie Mac, 0.363%, 10/25/2033 (i)	75,772,703	1,100,174
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	5,424,635	5,394,406
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	1,931,419	1,981,084
Freddie Mac, 1.092%, 9/25/2034 (i)	9,883,118	621,864
Freddie Mac, 0.22%, 1/25/2035 (i)	119,066,272	975,534
Freddie Mac, 0.427%, 1/25/2035 (i)	47,468,092	983,463
Freddie Mac, 0.214%, 12/25/2035 (i)	114,495,340	953,105
Freddie Mac, 5.5%, 2/15/2036 (i)	206,995	30,913
Freddie Mac, 0.277%, 5/25/2036 (i)	107,309,007	1,391,755
Freddie Mac, 6.5%, 5/01/2037	71,701	74,261
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,697,460	2,569,567
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	14,579,897	13,497,970
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	11,679,526	10,488,392
Freddie Mac, 4.5%, 7/01/2039 - 5/01/2042	1,886,873	1,830,746
Freddie Mac, 4.5%, 12/15/2040 (i)	25,948	2,349
Freddie Mac, 1.75%, 8/15/2041	523,325	498,291
Freddie Mac, 4.151%, 11/15/2043 - 8/15/2046	1,399,710	1,388,714
Freddie Mac, 2.249%, 11/15/2048 (i)	8,994,227	692,256
Freddie Mac, 3%, 2/25/2049 - 10/25/2052 (i)	6,766,206	790,586
Freddie Mac, 2.292%, 8/25/2049 (i)	3,189,235	297,755
Freddie Mac, 2.5%, 11/25/2050 - 3/25/2051 (i)	10,643,315	1,707,370
Freddie Mac, 2%, 2/25/2051 - 3/25/2052 (i)	11,762,880	1,468,373
Freddie Mac, 4.843%, 9/25/2053	8,136,135	8,201,281
Freddie Mac, 5.093%, 10/25/2053	6,346,257	6,469,468
Freddie Mac, 5.643%, 11/25/2053	9,072,296	9,318,941
Freddie Mac, 5.873%, 12/25/2053	2,931,951	2,938,741
Freddie Mac, 4.743%, 1/25/2054 - 9/25/2054	8,012,202	8,054,781
Freddie Mac, 4.943%, 1/25/2054 - 12/25/2054	16,432,266	16,583,053
Freddie Mac, 5.143%, 12/25/2054	10,103,331	10,180,703
Freddie Mac, 6.093%, 1/25/2055	1,957,631	1,974,904
Freddie Mac, 7.593%, 9/25/2055	782,068	807,843
Freddie Mac, 2.349%, 8/15/2057 (i)	2,794,252	294,978
Freddie Mac, 0.39%, 3/25/2061 (i)	64,696,386	688,792
Freddie Mac, 3.25%, 11/25/2061	3,815,882	3,500,034
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	21,133,806	17,488,002
4

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	$15,931,688	$12,861,554
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	2,146,557	1,938,225
Freddie Mac, UMBS, 3%, 2/01/2050 - 8/01/2052	25,987,390	22,246,035
Freddie Mac, UMBS, 1.5%, 10/01/2051 - 11/01/2051	476,777	355,774
Freddie Mac, UMBS, 4%, 5/01/2052	3,467,615	3,192,531
Freddie Mac, UMBS, 5%, 11/01/2052 - 12/01/2054	7,390,971	7,169,635
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 7/01/2055	14,346,559	14,279,966
Freddie Mac, UMBS, 6%, 2/01/2053 - 2/01/2055	9,175,076	9,315,333
Freddie Mac, UMBS, 6.5%, 4/01/2054 - 11/01/2054	3,260,550	3,378,773
Freddie Mac, UMBS, 4.5%, 11/01/2054 - 8/01/2055	1,204,453	1,131,645
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	4,299,160	510,568
Ginnie Mae, 5.5%, 3/15/2033 - 10/20/2053	2,125,592	2,130,159
Ginnie Mae, 4.5%, 7/20/2033 - 10/20/2052	22,190,821	21,146,594
Ginnie Mae, 5.646%, 8/20/2034	483,555	487,183
Ginnie Mae, 4%, 5/16/2039 - 7/20/2056	2,964,795	2,746,648
Ginnie Mae, 5%, 8/20/2039 - 6/20/2056	12,102,858	11,795,401
Ginnie Mae, 4%, 12/20/2039 - 9/20/2047 (i)	1,383,716	229,808
Ginnie Mae, 1.983%, 3/20/2040 (i)	6,013,638	378,053
Ginnie Mae, 1.633%, 5/20/2041 (i)	2,368,770	132,374
Ginnie Mae, 3.867%, 9/20/2041	5,552,734	5,413,327
Ginnie Mae, 2.396%, 11/16/2041 (i)	1,414,272	39,648
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	5,413,313	4,961,123
Ginnie Mae, 2.5%, 6/20/2042 - 1/20/2066	20,102,934	16,853,753
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	38,935,370	33,990,978
Ginnie Mae, 2.433%, 8/20/2044 - 7/20/2050 (i)	8,590,714	843,978
Ginnie Mae, 2.383%, 12/20/2044 - 4/20/2047 (i)	2,199,611	155,220
Ginnie Mae, 1.883%, 10/20/2045 (i)	5,554,918	388,793
Ginnie Mae, 2.283%, 4/20/2046 - 1/20/2049 (i)	5,111,984	448,732
Ginnie Mae, 2.496%, 2/16/2048 (i)	3,634,330	304,553
Ginnie Mae, 2.233%, 2/20/2049 (i)	5,550,132	405,508
Ginnie Mae, 2.5%, 10/20/2050 - 2/20/2051 (i)	10,971,190	1,615,565
Ginnie Mae, 2%, 11/20/2050 (i)	169,294	19,443
Ginnie Mae, 2.583%, 3/20/2051 (i)	3,599,907	415,484
Ginnie Mae, 2.561%, 5/20/2051 (i)	3,225,056	371,207
Ginnie Mae, 2.533%, 6/20/2051 (i)	10,998,707	1,176,864
Ginnie Mae, 2.361%, 7/20/2051 (i)	3,458,699	344,304
Ginnie Mae, 2%, 1/20/2052 - 11/20/2052	31,480,497	25,285,497
Ginnie Mae, 3%, 2/20/2052 (i)	2,271,764	370,387
Ginnie Mae, 4.689%, 7/20/2053 - 10/20/2054	15,883,108	15,942,501
Ginnie Mae, 4.539%, 8/20/2053	6,999,983	7,006,152
Ginnie Mae, 4.639%, 8/20/2053 - 12/20/2064	28,731,625	28,749,828
Ginnie Mae, 4.889%, 8/20/2053 - 4/20/2055	10,926,000	11,021,289
Ginnie Mae, 4.989%, 9/20/2053 - 5/20/2055	21,655,494	21,884,570
Ginnie Mae, 5.039%, 9/20/2053	8,616,410	8,730,258
Ginnie Mae, 4.939%, 10/20/2053	8,113,803	8,199,605
Ginnie Mae, 4.289%, 11/20/2053 - 8/20/2074	9,203,897	9,199,303
Ginnie Mae, 4.739%, 11/20/2053 - 11/20/2054	30,582,675	30,775,309
Ginnie Mae, 4.839%, 12/20/2053 - 4/20/2064	35,573,749	35,773,478
Ginnie Mae, 4.589%, 3/20/2054	7,449,693	7,448,509
Ginnie Mae, 4.838%, 3/20/2054	7,022,068	7,045,260
Ginnie Mae, 4.789%, 6/20/2054 - 3/20/2064	13,483,977	13,541,381
Ginnie Mae, 5.139%, 5/20/2055	8,557,331	8,630,263
Ginnie Mae, 7.589%, 5/20/2055	1,743,053	1,769,300
Ginnie Mae, 6.117%, 6/20/2055	3,433,575	3,262,094
5

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 6.192%, 6/20/2055	$1,550,598	$1,473,948
Ginnie Mae, 1.711%, 7/20/2055 (i)	3,326,210	143,898
Ginnie Mae, 6%, 11/20/2055	2,160,708	2,201,344
Ginnie Mae, 4.369%, 2/20/2056	6,157,130	6,143,590
Ginnie Mae, 4.182%, 12/20/2060	5,647	5,633
Ginnie Mae, 4.262%, 3/20/2061 - 10/20/2064	133,715	133,489
Ginnie Mae, 4.282%, 3/20/2061 - 3/20/2070	4,245,772	4,244,145
Ginnie Mae, 2.099%, 12/20/2062 (i)	3,144,080	134,692
Ginnie Mae, 4.232%, 4/20/2063 - 11/20/2067	956,092	954,040
Ginnie Mae, 2.461%, 5/20/2064 (i)	6,393,546	278,445
Ginnie Mae, 4.462%, 7/20/2064	408,125	408,991
Ginnie Mae, 4.382%, 3/20/2065	22,416	22,441
Ginnie Mae, 4.439%, 8/20/2065 - 2/20/2066	19,227,118	19,145,370
Ginnie Mae, 4.488%, 9/20/2065	8,142,291	8,162,436
Ginnie Mae, 4.832%, 2/20/2066	66,913	67,318
Ginnie Mae, 2.255%, 3/20/2066 (i)	906,891	31,251
Ginnie Mae, 4.532%, 10/20/2066	538,330	540,167
Ginnie Mae, 4.552%, 10/20/2066	1,445,069	1,450,810
Ginnie Mae, 4.541%, 1/20/2067	1,294,920	1,300,255
Ginnie Mae, 4.392%, 2/20/2067	1,044,419	1,046,567
Ginnie Mae, 4.506%, 3/20/2067	2,069,795	2,074,957
Ginnie Mae, 4.089%, 5/20/2067	5,970,559	5,959,257
Ginnie Mae, 5.041%, 7/20/2067	2,616,857	2,631,942
Ginnie Mae, 4.139%, 8/20/2067	8,032,345	8,016,071
Ginnie Mae, 4.298%, 4/20/2068	4,717,402	4,718,423
Ginnie Mae, 4.039%, 12/20/2071	1,719,606	1,713,563
Ginnie Mae, 4.545%, 12/20/2071	437,365	433,672
Ginnie Mae, 3.639%, 11/20/2074	1,552,706	1,537,816
UMBS, TBA, 1.5%, 9/25/2056	5,050,000	3,762,861
UMBS, TBA, 2%, 9/25/2056	31,125,000	24,271,542
UMBS, TBA, 2.5%, 9/25/2056	12,154,000	9,912,173
		$1,100,891,479
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.21%, 2/01/2033	$324,884	$300,639
Small Business Administration, 2.22%, 3/01/2033	624,944	582,447
Small Business Administration, 3.15%, 7/01/2033	521,289	495,655
Small Business Administration, 3.16%, 8/01/2033	207,947	196,318
Small Business Administration, 3.62%, 9/01/2033	194,114	187,125
		$1,762,184
U.S. Treasury Obligations – 27.4%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$2,309,000	$2,355,451
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,010,709
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	7,538,564
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	20,424,634
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,168,000	10,613,962
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	66,111,733
U.S. Treasury Bonds, 4.75%, 2/15/2045	36,531,000	34,474,704
U.S. Treasury Bonds, 5%, 5/15/2045	4,336,000	4,217,099
U.S. Treasury Bonds, 4.625%, 5/15/2054	11,176,000	10,130,869
U.S. Treasury Bonds, 4.625%, 2/15/2055	11,722,000	10,624,436
U.S. Treasury Bonds, 4.75%, 8/15/2055	6,088,000	5,631,638
U.S. Treasury Bonds, 5%, 5/15/2056	25,843,400	24,906,577
6

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.375%, 11/30/2027	$21,069,000	$20,836,912
U.S. Treasury Notes, 3.375%, 12/31/2027	7,056,000	6,972,210
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	52,978,662
U.S. Treasury Notes, 3.625%, 3/31/2028 (f)	65,576,000	64,879,255
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	30,285,407
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,519,905
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	18,079,734
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	37,174,942
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	36,786,894
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	9,768,185
U.S. Treasury Notes, 4.25%, 8/15/2035	31,630,000	30,563,723
		$525,886,205
Total Bonds (Identified Cost, $1,885,670,923)		$1,782,042,150
Mutual Funds (h) – 8.3%
Money Market Funds – 8.3%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $159,900,949)	159,892,483	$159,908,472
Other Assets, Less Liabilities – (1.3)%		(25,804,589)
Net Assets – 100.0%		$1,916,146,033

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $159,908,472 and
$1,782,042,150, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$124,580,964, representing 6.5% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 8/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	212	$23,197,437	December – 2026	$111,844
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	2,299	$247,501,719	December – 2026	$(741,886)
7

MFS Government Securities Fund
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Note 2 yr	Long	USD	3,023	$620,423,519	December – 2026	$(1,197,993)
U.S. Treasury Note 5 yr	Long	USD	2,661	281,276,015	December – 2026	(1,194,403)
U.S. Treasury Ultra Bond 30 yr	Long	USD	344	37,850,750	December – 2026	(264,238)
						$(3,398,520)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/01/28	USD	194,750,000	centrally cleared	1-day SOFR / Annually	3.7185% / Annually	$2,373,173	$—	$2,373,173
8/31/28	USD	302,043,000	centrally cleared	1-day SOFR / Annually	4.089% / Annually	710,583	—	710,583
1/09/29	USD	100,500,000	centrally cleared	1-day SOFR / Annually	3.35% / Annually	2,100,961	—	2,100,961
4/30/29	USD	97,620,000	centrally cleared	1-day SOFR / Annually	3.637% / Annually	1,414,518	—	1,414,518
1/14/31	USD	60,400,000	centrally cleared	1-day SOFR / Annually	3.5105% / Annually	1,758,080	—	1,758,080
6/12/33	USD	47,552,000	centrally cleared	1-day SOFR / Annually	4.036% / Annually	614,733	—	614,733
						$8,972,048	$—	$8,972,048
At August 31, 2026, the fund had liquid securities collateral with an aggregate value of $25,974,193 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
8

MFS Government Securities Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,885,670,923)	$1,782,042,150
Investments in affiliated issuers, at value (identified cost, $159,900,949)	159,908,472
Receivables for
Net daily variation margin on open cleared swap agreements	1,070,885
Investments sold	6,500,337
Fund shares sold	508,379
Interest	8,016,572
Other assets	13,534
Total assets	$1,958,060,329
Liabilities
Payable to custodian	$64,751
Payables for
Distributions	183,595
Due to cleared swap brokers	162,850
Net daily variation margin on open futures contracts	867,068
Investments purchased	1,236,340
TBA purchase commitments	38,001,771
Fund shares reacquired	1,002,388
Payable to affiliates
Investment adviser	76,013
Administrative services fee	2,945
Shareholder servicing costs	188,926
Distribution and service fees	10,723
Accrued expenses and other liabilities	116,926
Total liabilities	$41,914,296
Net assets	$1,916,146,033
Net assets consist of
Paid-in capital	$2,361,506,144
Total distributable earnings (loss)	(445,360,111)
Net assets	$1,916,146,033
Shares of beneficial interest outstanding	227,217,065

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$295,113,440	34,957,315	$8.44
Class B	134,983	16,012	8.43
Class C	3,664,728	433,305	8.46
Class I	244,415,680	29,003,094	8.43
Class R1	588,934	69,820	8.44
Class R2	32,460,998	3,849,372	8.43
Class R3	14,234,194	1,686,851	8.44
Class R4	22,262,105	2,637,817	8.44
Class R6	1,303,270,971	154,563,479	8.43

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.81 [100 / 95.75 x $8.44]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
9

MFS Government Securities Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Interest	$38,963,147
Dividends from affiliated issuers	1,395,551
Total investment income	$40,358,698
Expenses
Management fee	$3,669,118
Distribution and service fees	513,744
Shareholder servicing costs	478,671
Administrative services fee	136,922
Independent Trustees' compensation	20,295
Custodian fee	66,557
Shareholder communications	23,178
Audit and tax fees	42,624
Legal fees	4,657
Miscellaneous	139,680
Total expenses	$5,095,446
Fees paid indirectly	(639)
Reduction of expenses by investment adviser and distributor	(135,403)
Net expenses	$4,959,404
Net investment income (loss)	$35,399,294
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(6,233,524)
Affiliated issuers	15,725
Futures contracts	(31,375,851)
Swap agreements	1,925,809
Foreign currency	(3)
Net realized gain (loss)	$(35,667,844)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(53,112,086)
Affiliated issuers	2,978
Futures contracts	(7,638,114)
Swap agreements	10,266,530
Net unrealized gain (loss)	$(50,480,692)
Net realized and unrealized gain (loss)	$(86,148,536)
Change in net assets from operations	$(50,749,242)
See Notes to Financial Statements
10

MFS Government Securities Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26
Change in net assets
From operations
Net investment income (loss)	$35,399,294	$69,476,210
Net realized gain (loss)	(35,667,844)	6,714,110
Net unrealized gain (loss)	(50,480,692)	36,959,563
Change in net assets from operations	$(50,749,242)	$113,149,883
Total distributions to shareholders	$(37,481,697)	$(73,481,884)
Change in net assets from fund share transactions	$(17,604,454)	$(20,315,781)
Total change in net assets	$(105,835,393)	$19,352,218
Net assets
At beginning of period	2,021,981,426	2,002,629,208
At end of period	$1,916,146,033	$2,021,981,426
See Notes to Financial Statements
11

MFS Government Securities Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.83	$8.66	$8.54	$8.69	$9.81	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.28	$0.25	$0.15	$0.07
Net realized and unrealized gain (loss)	(0.39)	0.19	0.16	(0.12)	(1.11)	(0.31)
Total from investment operations	$(0.24)	$0.47	$0.44	$0.13	$(0.96)	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.32)	$(0.28)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$8.44	$8.83	$8.66	$8.54	$8.69	$9.81
Total return (%) (r)(s)(t)(x)	(2.67)(n)	5.57	5.23	1.51	(9.83)	(2.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78 (a)	0.78	0.78	0.78	0.78	0.79
Expenses after expense reductions (f)	0.77 (a)	0.76	0.77	0.77	0.76	0.78
Net investment income (loss)	3.36 (a)	3.29	3.26	2.89	1.63	0.73
Portfolio turnover rate	87 (n)	139	195	195	198	398
Net assets at end of period (000 omitted)	$295,113	$330,362	$367,305	$415,010	$468,595	$589,493
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	32 (n)	53	66	73	N/A	N/A

See Notes to Financial Statements
12

MFS Government Securities Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.82	$8.65	$8.53	$8.68	$9.80	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.22	$0.18	$0.08	$(0.00)(w)
Net realized and unrealized gain (loss)	(0.38)	0.19	0.15	(0.12)	(1.11)	(0.32)
Total from investment operations	$(0.27)	$0.41	$0.37	$0.06	$(1.03)	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.25)	$(0.21)	$(0.09)	$(0.02)
Net asset value, end of period (x)	$8.43	$8.82	$8.65	$8.53	$8.68	$9.80
Total return (%) (r)(s)(t)(x)	(3.04)(n)	4.79	4.45	0.75	(10.52)	(3.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53 (a)	1.53	1.53	1.53	1.53	1.54
Expenses after expense reductions (f)	1.52 (a)	1.52	1.52	1.52	1.51	1.53
Net investment income (loss)	2.61 (a)	2.55	2.51	2.12	0.83	(0.02)
Portfolio turnover rate	87 (n)	139	195	195	198	398
Net assets at end of period (000 omitted)	$135	$234	$535	$936	$1,529	$2,757
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	32 (n)	53	66	73	N/A	N/A

Class C	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.85	$8.67	$8.55	$8.70	$9.83	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.22	$0.18	$0.07	$(0.00)(w)
Net realized and unrealized gain (loss)	(0.38)	0.20	0.15	(0.12)	(1.11)	(0.32)
Total from investment operations	$(0.27)	$0.42	$0.37	$0.06	$(1.04)	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.25)	$(0.21)	$(0.09)	$(0.02)
Net asset value, end of period (x)	$8.46	$8.85	$8.67	$8.55	$8.70	$9.83
Total return (%) (r)(s)(t)(x)	(3.03)(n)	4.90	4.44	0.76	(10.58)	(3.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53 (a)	1.53	1.53	1.53	1.53	1.54
Expenses after expense reductions (f)	1.52 (a)	1.51	1.52	1.52	1.51	1.53
Net investment income (loss)	2.61 (a)	2.53	2.51	2.13	0.83	(0.01)
Portfolio turnover rate	87 (n)	139	195	195	198	398
Net assets at end of period (000 omitted)	$3,665	$3,454	$2,910	$3,704	$5,146	$10,187
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	32 (n)	53	66	73	N/A	N/A

See Notes to Financial Statements
13

MFS Government Securities Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.82	$8.64	$8.52	$8.67	$9.80	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.30	$0.27	$0.17	$0.10
Net realized and unrealized gain (loss)	(0.38)	0.19	0.16	(0.12)	(1.12)	(0.32)
Total from investment operations	$(0.22)	$0.50	$0.46	$0.15	$(0.95)	$(0.22)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.32)	$(0.34)	$(0.30)	$(0.18)	$(0.12)
Net asset value, end of period (x)	$8.43	$8.82	$8.64	$8.52	$8.67	$9.80
Total return (%) (r)(s)(t)(x)	(2.56)(n)	5.95	5.49	1.76	(9.71)	(2.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53 (a)	0.53	0.53	0.53	0.53	0.53
Expenses after expense reductions (f)	0.52 (a)	0.51	0.52	0.52	0.51	0.52
Net investment income (loss)	3.61 (a)	3.53	3.51	3.15	1.88	0.97
Portfolio turnover rate	87 (n)	139	195	195	198	398
Net assets at end of period (000 omitted)	$244,416	$257,737	$234,727	$358,416	$233,540	$274,851
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	32 (n)	53	66	73	N/A	N/A

Class R1	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.82	$8.65	$8.53	$8.68	$9.80	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.22	$0.18	$0.08	$(0.00)(w)
Net realized and unrealized gain (loss)	(0.37)	0.19	0.15	(0.12)	(1.11)	(0.32)
Total from investment operations	$(0.26)	$0.41	$0.37	$0.06	$(1.03)	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.25)	$(0.21)	$(0.09)	$(0.02)
Net asset value, end of period (x)	$8.44	$8.82	$8.65	$8.53	$8.68	$9.80
Total return (%) (r)(s)(t)(x)	(2.93)(n)	4.79	4.45	0.75	(10.52)	(3.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54 (a)	1.53	1.53	1.53	1.53	1.54
Expenses after expense reductions (f)	1.52 (a)	1.52	1.52	1.52	1.51	1.53
Net investment income (loss)	2.63 (a)	2.58	2.51	2.15	0.89	(0.02)
Portfolio turnover rate	87 (n)	139	195	195	198	398
Net assets at end of period (000 omitted)	$589	$782	$1,501	$1,592	$1,587	$1,960
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	32 (n)	53	66	73	N/A	N/A

See Notes to Financial Statements
14

MFS Government Securities Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.82	$8.65	$8.53	$8.68	$9.80	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.26	$0.23	$0.13	$0.05
Net realized and unrealized gain (loss)	(0.38)	0.19	0.16	(0.12)	(1.11)	(0.32)
Total from investment operations	$(0.25)	$0.45	$0.42	$0.11	$(0.98)	$(0.27)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.30)	$(0.26)	$(0.14)	$(0.07)
Net asset value, end of period (x)	$8.43	$8.82	$8.65	$8.53	$8.68	$9.80
Total return (%) (r)(s)(t)(x)	(2.80)(n)	5.31	4.97	1.26	(10.07)	(2.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03 (a)	1.03	1.03	1.03	1.03	1.04
Expenses after expense reductions (f)	1.02 (a)	1.02	1.02	1.02	1.01	1.03
Net investment income (loss)	3.12 (a)	3.04	3.01	2.64	1.39	0.48
Portfolio turnover rate	87 (n)	139	195	195	198	398
Net assets at end of period (000 omitted)	$32,461	$33,660	$37,232	$36,279	$40,295	$49,375
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	32 (n)	53	66	73	N/A	N/A

Class R3	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.83	$8.65	$8.53	$8.68	$9.81	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.28	$0.25	$0.15	$0.07
Net realized and unrealized gain (loss)	(0.39)	0.19	0.16	(0.12)	(1.12)	(0.31)
Total from investment operations	$(0.24)	$0.48	$0.44	$0.13	$(0.97)	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.32)	$(0.28)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$8.44	$8.83	$8.65	$8.53	$8.68	$9.81
Total return (%) (r)(s)(t)(x)	(2.67)(n)	5.69	5.23	1.51	(9.93)	(2.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78 (a)	0.78	0.78	0.78	0.78	0.79
Expenses after expense reductions (f)	0.77 (a)	0.77	0.77	0.77	0.76	0.78
Net investment income (loss)	3.37 (a)	3.29	3.26	2.89	1.62	0.73
Portfolio turnover rate	87 (n)	139	195	195	198	398
Net assets at end of period (000 omitted)	$14,234	$17,078	$20,145	$22,264	$27,808	$38,286
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	32 (n)	53	66	73	N/A	N/A

See Notes to Financial Statements
15

MFS Government Securities Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.83	$8.65	$8.54	$8.69	$9.81	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.30	$0.27	$0.17	$0.10
Net realized and unrealized gain (loss)	(0.38)	0.19	0.15	(0.12)	(1.11)	(0.32)
Total from investment operations	$(0.22)	$0.50	$0.45	$0.15	$(0.94)	$(0.22)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.32)	$(0.34)	$(0.30)	$(0.18)	$(0.12)
Net asset value, end of period (x)	$8.44	$8.83	$8.65	$8.54	$8.69	$9.81
Total return (%) (r)(s)(t)(x)	(2.55)(n)	5.95	5.36	1.76	(9.60)	(2.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53 (a)	0.53	0.53	0.53	0.53	0.54
Expenses after expense reductions (f)	0.52 (a)	0.51	0.52	0.52	0.51	0.53
Net investment income (loss)	3.62 (a)	3.53	3.51	3.14	1.87	0.98
Portfolio turnover rate	87 (n)	139	195	195	198	398
Net assets at end of period (000 omitted)	$22,262	$24,638	$23,195	$42,489	$42,785	$53,252
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	32 (n)	53	66	73	N/A	N/A

Class R6	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.82	$8.65	$8.53	$8.68	$9.80	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.31	$0.28	$0.18	$0.11
Net realized and unrealized gain (loss)	(0.38)	0.19	0.16	(0.12)	(1.11)	(0.32)
Total from investment operations	$(0.22)	$0.50	$0.47	$0.16	$(0.93)	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.33)	$(0.35)	$(0.31)	$(0.19)	$(0.13)
Net asset value, end of period (x)	$8.43	$8.82	$8.65	$8.53	$8.68	$9.80
Total return (%) (r)(s)(t)(x)	(2.51)(n)	5.93	5.59	1.87	(9.52)	(2.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44 (a)	0.44	0.43	0.43	0.43	0.44
Expenses after expense reductions (f)	0.42 (a)	0.42	0.42	0.41	0.41	0.42
Net investment income (loss)	3.71 (a)	3.62	3.61	3.25	1.98	1.08
Portfolio turnover rate	87 (n)	139	195	195	198	398
Net assets at end of period (000 omitted)	$1,303,271	$1,354,036	$1,315,080	$1,265,255	$1,308,767	$1,561,273
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	32 (n)	53	66	73	N/A	N/A

See Notes to Financial Statements
16

MFS Government Securities Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending February 29, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
17

MFS Government Securities Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
18

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$527,648,389	$—	$527,648,389
U.S. Corporate Bonds	—	1,904,355	—	1,904,355
Residential Mortgage-Backed Securities	—	1,147,289,821	—	1,147,289,821
Commercial Mortgage-Backed Securities	—	45,451,571	—	45,451,571
Asset-Backed Securities (including CDOs)	—	59,748,014	—	59,748,014
Investment Companies	159,908,472	—	—	159,908,472
Total	$159,908,472	$1,782,042,150	$—	$1,941,950,622

Other Financial Instruments
Futures Contracts – Assets	$111,844	$—	$—	$111,844
Futures Contracts – Liabilities	(3,398,520)	—	—	(3,398,520)
Swap Agreements – Assets	—	8,972,048	—	8,972,048
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
19

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were purchased options, futures contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$111,844	$(3,398,520)
Interest Rate	Cleared Swap Agreements	8,972,048	—
Total		$9,083,892	$(3,398,520)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(31,375,851)	$1,925,809	$(12,130)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(7,638,114)	$10,266,530	$78,916
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate or credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.  Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
21

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
22

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the six months ended August 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26
Ordinary income (including any short-term capital gains)	$73,481,884
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$2,053,886,540
Gross appreciation	1,935,498
Gross depreciation	(113,871,416)
Net unrealized appreciation (depreciation)	$(111,935,918)
As of 2/28/26
Undistributed ordinary income	10,906,216
Capital loss carryforwards	(301,851,066)
Other temporary differences	(6,155,092)
Net unrealized appreciation (depreciation)	(60,029,230)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
23

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(107,244,460)
Long-Term	(194,606,606)
Total	$(301,851,066)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/26	Year ended 2/28/26
Class A	$5,572,199	$12,066,291
Class B	2,509	10,898
Class C	50,881	84,121
Class I	4,727,561	9,080,755
Class R1	8,242	24,753
Class R2	554,355	1,140,087
Class R3	276,093	646,441
Class R4	453,006	903,396
Class R6	25,836,851	49,525,142
Total	$37,481,697	$73,481,884
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2027. For the six months ended August 31, 2026, this management fee reduction amounted to $135,137, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2026 was equivalent to an annual effective rate of 0.36% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.44%
24

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2028. For the six months ended August 31, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $869 for the six months ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$389,424
Class B	0.75%	0.25%	1.00%	1.00%	889
Class C	0.75%	0.25%	1.00%	1.00%	17,952
Class R1	0.75%	0.25%	1.00%	1.00%	2,933
Class R2	0.25%	0.25%	0.50%	0.50%	83,237
Class R3	—	0.25%	0.25%	0.25%	19,309
Total Distribution and Service Fees					$513,744
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2026, this rebate amounted to $266 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2026, were as follows:
Amount
Class A	$6,179
Class B	—
Class C	1,541
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2026, the fee was $146,473, which equated to 0.0150% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $332,198.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2026 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
25

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, were as follows:
	Purchases	Sales
U.S. Government securities	$1,635,480,362	$1,811,475,020
Non-U.S. Government securities	34,292,589	28,214,754
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,388,947	$11,901,845	3,174,979	$27,520,732
Class B	—	—	348	3,000
Class C	117,682	1,008,831	147,840	1,285,276
Class I	3,004,049	25,704,129	7,812,761	67,567,470
Class R1	8,509	72,667	8,752	75,939
Class R2	499,359	4,285,839	1,046,448	9,049,571
Class R3	275,482	2,365,583	542,563	4,707,927
Class R4	282,629	2,425,667	692,543	5,999,314
Class R6	4,924,798	42,096,341	17,467,031	151,179,531
	10,501,455	$89,860,902	30,893,265	$267,388,760
Shares issued to shareholders in reinvestment of distributions
Class A	624,517	$5,338,798	1,332,266	$11,571,999
Class B	293	2,509	1,249	10,821
Class C	5,935	50,815	9,624	83,804
Class I	545,553	4,656,061	1,029,697	8,934,877
Class R1	971	8,242	2,853	24,753
Class R2	64,858	553,760	131,285	1,139,017
Class R3	32,240	275,610	74,448	646,441
Class R4	11,595	99,177	25,894	224,885
Class R6	2,980,372	25,442,877	5,577,099	48,401,072
	4,266,334	$36,427,849	8,184,415	$71,037,669
26

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,465,124)	$(38,317,396)	(9,523,965)	$(82,561,643)
Class B	(10,804)	(92,774)	(36,960)	(319,576)
Class C	(80,750)	(692,849)	(102,535)	(888,506)
Class I	(3,783,579)	(32,534,467)	(6,766,118)	(58,621,561)
Class R1	(28,258)	(245,795)	(96,552)	(834,095)
Class R2	(530,648)	(4,538,402)	(1,666,971)	(14,441,012)
Class R3	(555,659)	(4,769,763)	(1,010,374)	(8,780,997)
Class R4	(447,216)	(3,822,078)	(607,633)	(5,262,957)
Class R6	(6,852,208)	(58,879,681)	(21,616,306)	(187,031,863)
	(16,754,246)	$(143,893,205)	(41,427,414)	$(358,742,210)
Net change
Class A	(2,451,660)	$(21,076,753)	(5,016,720)	$(43,468,912)
Class B	(10,511)	(90,265)	(35,363)	(305,755)
Class C	42,867	366,797	54,929	480,574
Class I	(233,977)	(2,174,277)	2,076,340	17,880,786
Class R1	(18,778)	(164,886)	(84,947)	(733,403)
Class R2	33,569	301,197	(489,238)	(4,252,424)
Class R3	(247,937)	(2,128,570)	(393,363)	(3,426,629)
Class R4	(152,992)	(1,297,234)	110,804	961,242
Class R6	1,052,962	8,659,537	1,427,824	12,548,740
	(1,986,457)	$(17,604,454)	(2,349,734)	$(20,315,781)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2035 Fund were the owners of record of approximately 33%, 18%, 4%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2040 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2026, the fund’s commitment fee and interest expense were $4,696 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended August 31, 2026:
27

MFS Government Securities Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,351,406	$734,562,721	$641,024,358	$15,725	$2,978	$159,908,472

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,395,551	$—
28

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Government Securities Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
29

MFS Government Securities Fund
Board Review of Investment Advisory Agreement
MFS Government Securities Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
30

MFS Government Securities Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
31

MFS New Discovery Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Value Fund
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 1.7%
Applied Aerospace & Defense, Inc. (a)	687,765	$9,078,498
Ducommun, Inc. (a)	59,693	10,232,574
Mirion Technologies, Inc. (a)	558,557	8,417,454
Parsons Corp. (a)	241,030	11,723,699
		$39,452,225
Apparel, Footwear, & Accessories – 0.9%
Columbia Sportswear Co.	172,624	$9,908,617
Wolverine World Wide, Inc.	496,886	9,803,561
		$19,712,178
Auto & Auto Components – 2.1%
Atmus Filtration Technologies, Inc.	243,512	$11,501,072
Goodyear Tire & Rubber Co. (a)	1,107,519	6,944,144
Group 1 Automotive, Inc.	56,071	15,113,377
Visteon Corp.	154,385	15,719,481
		$49,278,074
Brokerage & Asset Managers – 1.2%
Lincoln International, Inc.	480,140	$12,118,733
Ridgepost Capital, Inc.	1,766,968	15,195,925
		$27,314,658
Business Services – 0.6%
Morningstar, Inc.	63,440	$13,889,554
Chemicals – 3.4%
Ashland, Inc.	62,265	$4,565,893
Avient Corp.	516,989	22,778,535
CSW Industrials, Inc.	21,894	6,764,151
Element Solutions, Inc.	629,290	22,364,967
Quaker Chemical Corp.	127,093	21,072,019
		$77,545,565
Construction – 3.6%
Independence Realty Trust, Inc., REIT	1,274,505	$20,621,491
M/I Homes, Inc. (a)	171,791	25,564,219
Meritage Homes Corp.	184,724	12,825,387
SiteOne Landscape Supply, Inc. (a)	186,642	18,389,836
Suncrete, Inc., “A” (a)(l)	291,752	5,003,547
		$82,404,480
Consumer Products – 0.9%
Prestige Consumer Healthcare, Inc. (a)	402,158	$20,823,741
NDVFS-SEM
1

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.8%
Grand Canyon Education, Inc. (a)	95,332	$14,121,529
Life Time Group Holdings, Inc. (a)	461,073	19,374,287
Phoenix Educations Partners, Inc.	275,898	8,031,391
		$41,527,207
Containers – 0.6%
Silgan Holdings, Inc.	319,325	$13,264,761
Diversified Financial Services – 1.7%
Bullish (a)(l)	304,332	$10,356,418
Riot Platforms, Inc. (a)	733,797	13,938,474
SLM Corp.	609,355	15,824,949
		$40,119,841
Electrical Equipment – 2.4%
Belden, Inc.	128,358	$14,691,857
Itron, Inc. (a)	99,535	9,655,890
TriMas Corp.	327,933	12,717,242
Vontier Corp.	539,172	17,366,730
		$54,431,719
Energy - Independent – 5.0%
Antero Resources Corp. (a)	509,181	$19,593,285
California Resources Corp.	301,344	15,980,272
Core Natural Resources, Inc.	139,966	14,318,522
Matador Resources Co.	351,339	20,381,175
Peabody Energy Corp.	401,175	11,910,886
Permian Resources Corp.	934,203	21,757,588
Viper Energy, Inc., “A”	224,218	10,042,724
		$113,984,452
Energy - Renewables – 0.2%
Fuelcell Energy, Inc. (a)	251,637	$4,335,706
Entertainment & Leisure – 1.3%
Brunswick Corp.	180,792	$13,722,113
Patrick Industries, Inc.	184,161	15,049,637
		$28,771,750
Food & Beverages – 0.7%
Nomad Foods Ltd.	1,379,044	$16,052,072
Forest & Paper Products – 0.3%
International Paper Co.	194,522	$7,378,220
Hardware, Peripherals, & Assembly – 2.1%
Core Scientific, Inc. (a)	319,421	$5,206,562
Digi International, Inc. (a)	312,428	23,413,354
Insight Enterprises, Inc. (a)	129,275	20,298,761
		$48,918,677
2

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.8%
AXIS Capital Holdings Ltd.	160,897	$15,893,406
Hanover Insurance Group, Inc.	72,098	16,302,079
Lincoln National Corp.	441,316	18,795,649
Selective Insurance Group, Inc.	247,108	22,558,489
Stewart Information Services Corp.	197,136	13,533,386
		$87,083,009
Machinery & Tools – 5.5%
Albany International Corp.	209,274	$11,600,058
Alliance Laundry Holdings, Inc. (a)	567,188	12,994,277
ESAB Corp.	212,599	16,025,713
Hayward Holdings, Inc. (a)	1,166,267	16,386,051
Hillman Solutions Corp. (a)	1,957,775	15,074,867
Kadant, Inc.	55,607	16,634,278
Terex Corp.	300,575	19,089,518
Timken Co.	149,486	18,005,589
		$125,810,351
Media – 0.8%
Nexstar Media Group, Inc.	102,601	$18,686,720
Medical & Health Technology & Services – 3.5%
Azenta, Inc. (a)	439,706	$14,356,401
Lumexa Imaging Holdings, Inc. (a)	1,570,758	18,330,746
Minimed Group, Inc. (a)(l)	888,545	18,001,922
Option Care Health, Inc. (a)	499,009	11,701,761
Waystar Holding Corp. (a)	655,013	17,148,240
		$79,539,070
Medical Equipment – 3.2%
Concentra Group Holdings, Inc.	618,926	$20,882,563
Envista Holdings Corp. (a)	565,525	15,348,349
Merit Medical Systems, Inc. (a)	193,022	17,499,375
UFP Technologies, Inc. (a)	63,137	18,811,669
		$72,541,956
Metals & Mining – 1.0%
SSR Mining, Inc.	635,453	$23,899,387
Natural Gas - Pipeline – 1.4%
Plains GP Holdings LP	1,137,780	$32,108,152
Network & Telecom – 1.0%
Viasat, Inc. (a)	326,900	$21,990,563
Non-Global Systemically Important Banks – 18.2%
BancFirst Corp.	158,155	$17,273,689
Beacon Financial Corp.	568,462	17,650,745
Cathay General Bancorp, Inc.	471,043	28,832,542
Central Banco, Inc.	700,733	22,497,033
Columbia Banking System, Inc.	893,981	26,497,597
Community Financial System, “I”	271,348	17,027,087
CVB Financial Corp.	1,184,854	26,268,213
3

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
East West Bancorp, Inc.	131,111	$16,632,742
Eastern Bankshares, Inc.	1,105,031	24,266,481
First Hawaiian, Inc.	955,971	24,482,417
First Interstate BancSystem, Inc.	732,962	26,980,331
Hancock Whitney Corp.	364,206	27,129,705
Popular, Inc.	147,903	24,875,806
Prosperity Bancshares, Inc.	393,681	28,171,812
Simmons First National Corp.	744,962	16,821,242
Texas Capital Bancshares, Inc.	208,980	20,308,676
UMB Financial Corp.	160,930	22,792,516
United Community Bank, Inc.	812,505	28,307,674
		$416,816,308
Oil Services – 1.6%
Expro Ltd. (a)	1,239,970	$22,468,257
Noble Corp. PLC	308,435	14,135,576
		$36,603,833
Pharmaceuticals & Biotechnology – 5.3%
ACADIA Pharmaceuticals, Inc. (a)	480,195	$13,882,437
Cogent Biosciences, Inc. (a)	244,840	8,569,400
Collegium Pharmaceutical, Inc. (a)	354,483	8,723,827
Cytokinetics, Inc. (a)	143,763	10,194,234
Ionis Pharmaceuticals, Inc. (a)	162,362	9,800,170
Ligand Pharmaceuticals, Inc. (a)	81,704	23,212,106
Mirum Pharmaceuticals, Inc. (a)	153,297	15,030,771
Oruka Therapeutics, Inc. (a)	108,967	10,092,524
Praxis Precision Medicines, Inc. (a)	30,105	10,545,782
Tarsus Pharmaceuticals, Inc. (a)	144,421	10,721,815
		$120,773,066
Pollution Control – 1.1%
GFL Environmental, Inc.	578,878	$24,480,751
Real Estate – 5.0%
Acadia Realty Trust, REIT	910,076	$18,629,256
Cushman & Wakefield Ltd. (a)	962,665	12,986,351
Essential Properties Realty Trust, REIT	657,097	19,712,910
Four Corners Property Trust, Inc., REIT	566,864	14,103,576
Janus Living, Inc., “A”, REIT	746,869	22,219,353
PennyMac Financial Services, Inc.	154,893	11,324,227
Urban Edge Properties, REIT	741,128	15,682,268
		$114,657,941
Real Estate - Storage & Office – 2.1%
Cousins Properties, Inc., REIT	629,921	$18,261,410
Rexford Industrial Realty, Inc., REIT	412,068	15,262,999
SmartStop Self Storage REIT	433,469	14,074,738
		$47,599,147
Restaurants – 0.8%
Chefs' Warehouse, Inc. (a)	162,457	$18,271,539
4

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 2.2%
Bob's Discount Furniture (a)	791,305	$13,317,663
Ollie's Bargain Outlet Holdings, Inc. (a)	113,420	8,554,136
Rush Enterprises, Inc., “A”	188,174	14,457,409
Yesway, Inc. (a)	522,162	13,007,055
		$49,336,263
Semiconductor & Electronic Components – 1.9%
Advanced Energy Industries, Inc.	46,469	$12,865,407
Benchmark Electronics, Inc.	32,622	2,292,674
Sanmina Corp. (a)	71,170	14,000,563
Synaptics, Inc. (a)	105,342	10,188,678
Wolfspeed, Inc. (a)	117,883	3,229,994
		$42,577,316
Software – 1.3%
ACI Worldwide, Inc. (a)	297,766	$15,864,973
nCino, Inc. (a)	599,582	13,550,553
		$29,415,526
Telecom - Infrastructure – 0.5%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	569,329	$11,420,740
Telecom Services – 0.3%
EchoStar Corp., “A” (a)	80,391	$6,948,998
Transportation & Logistics – 1.1%
ArcBest Corp.	72,876	$10,054,702
Kirby Corp. (a)	99,988	14,184,297
		$24,238,999
Travel, Gaming, & Lodging – 1.5%
Alaska Air Group, Inc. (a)	236,513	$9,775,082
Brightstar Lottery PLC	971,073	10,943,993
Wyndham Hotels & Resorts, Inc.	188,940	13,917,320
		$34,636,395
Utilities – 6.1%
Brookfield Infrastructure Corp. (l)	328,591	$12,558,748
MDU Resources Group, Inc.	490,790	9,776,537
NorthWestern Corp.	310,531	21,476,324
ONE Gas, Inc.	223,277	17,699,168
Portland General Electric Co.	478,037	23,356,888
Southwest Gas Holdings, Inc.	237,491	20,977,580
Spire, Inc.	247,814	20,281,097
UGI Corp.	364,044	13,997,492
		$140,123,834
Total Common Stocks (Identified Cost, $1,881,169,275)		$2,278,764,744
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $13,576,554)	13,575,197	$13,576,554
5

MFS New Discovery Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 1.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $42,249,413)	42,249,413	$42,249,413
Other Assets, Less Liabilities – (2.1)%		(48,749,347)
Net Assets – 100.0%		$2,285,841,364

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,576,554 and
$2,321,014,157, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS New Discovery Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $41,329,483 of securities on loan (identified cost, $1,923,418,688)	$2,321,014,157
Investments in affiliated issuers, at value (identified cost, $13,576,554)	13,576,554
Receivables for
Investments sold	8,552,404
Fund shares sold	858,493
Interest and dividends	2,205,327
Other assets	57,247
Total assets	$2,346,264,182
Liabilities
Payables for
Investments purchased	$12,652,631
Fund shares reacquired	4,760,818
Collateral for securities loaned, at value	42,249,413
Payable to affiliates
Investment adviser	210,591
Administrative services fee	3,539
Shareholder servicing costs	339,529
Distribution and service fees	9,093
Accrued expenses and other liabilities	197,204
Total liabilities	$60,422,818
Net assets	$2,285,841,364
Net assets consist of
Paid-in capital	$1,595,665,155
Total distributable earnings (loss)	690,176,209
Net assets	$2,285,841,364
Shares of beneficial interest outstanding	123,108,872

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$241,242,585	13,186,226	$18.30
Class B	180,642	10,798	16.73
Class C	6,610,978	399,958	16.53
Class I	655,946,522	35,344,641	18.56
Class R1	2,125,519	128,127	16.59
Class R2	3,739,733	207,594	18.01
Class R3	42,245,481	2,302,059	18.35
Class R4	53,622,412	2,882,878	18.60
Class R6	1,280,127,492	68,646,591	18.65

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.42 [100 / 94.25 x $18.30]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS New Discovery Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$23,249,705
Dividends from affiliated issuers	424,571
Income on securities loaned	176,046
Other	153,778
Foreign taxes withheld	(102,728)
Total investment income	$23,901,372
Expenses
Management fee	$10,480,546
Distribution and service fees	566,127
Shareholder servicing costs	664,175
Administrative services fee	173,594
Independent Trustees' compensation	25,823
Custodian fee	60,479
Shareholder communications	96,585
Audit and tax fees	36,785
Legal fees	6,479
Miscellaneous	127,053
Total expenses	$12,237,646
Reduction of expenses by investment adviser and distributor	(172,805)
Net expenses	$12,064,841
Net investment income (loss)	$11,836,531
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$314,206,781
Affiliated issuers	5,286
Foreign currency	(584)
Net realized gain (loss)	$314,211,483
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(184,384,846)
Net realized and unrealized gain (loss)	$129,826,637
Change in net assets from operations	$141,663,168
See Notes to Financial Statements
8

MFS New Discovery Value Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26
Change in net assets
From operations
Net investment income (loss)	$11,836,531	$27,937,174
Net realized gain (loss)	314,211,483	264,358,834
Net unrealized gain (loss)	(184,384,846)	(19,760,788)
Change in net assets from operations	$141,663,168	$272,535,220
Total distributions to shareholders	$(77,931,713)	$(271,323,939)
Change in net assets from fund share transactions	$(515,248,937)	$(482,146,563)
Total change in net assets	$(451,517,482)	$(480,935,282)
Net assets
At beginning of period	2,737,358,846	3,218,294,128
At end of period	$2,285,841,364	$2,737,358,846
See Notes to Financial Statements
9

MFS New Discovery Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$17.91	$17.90	$17.28	$18.03	$20.03	$18.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.19	$0.16	$0.12	$0.05
Net realized and unrealized gain (loss)	0.97	1.65	1.58	0.15	(0.77)	3.32
Total from investment operations	$1.03	$1.78	$1.77	$0.31	$(0.65)	$3.37
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.29)	$(0.18)	$(0.23)	$(0.15)
From net realized gain	(0.64)	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(0.64)	$(1.77)	$(1.15)	$(1.06)	$(1.35)	$(1.87)
Net asset value, end of period (x)	$18.30	$17.91	$17.90	$17.28	$18.03	$20.03
Total return (%) (r)(s)(t)(x)	5.75 (n)	10.86	9.88	1.96	(2.88)	18.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24 (a)	1.23	1.21	1.20	1.20	1.19
Expenses after expense reductions	1.23 (a)	1.21	1.19	1.19	1.18	1.18
Net investment income (loss)	0.69 (a)	0.75	1.05	0.98	0.65	0.25
Portfolio turnover rate	31 (n)	47	34	34	30	44
Net assets at end of period (000 omitted)	$241,243	$245,209	$268,230	$275,255	$306,254	$361,165

See Notes to Financial Statements
10

MFS New Discovery Value Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$16.49	$16.59	$16.07	$16.83	$18.77	$17.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00 (w)	$0.01	$0.06	$0.04	$(0.01)	$(0.09)
Net realized and unrealized gain (loss)	0.88	1.50	1.45	0.12	(0.73)	3.13
Total from investment operations	$0.88	$1.51	$1.51	$0.16	$(0.74)	$3.04
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.13)	$(0.04)	$(0.08)	$(0.09)
From net realized gain	(0.64)	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(0.64)	$(1.61)	$(0.99)	$(0.92)	$(1.20)	$(1.81)
Net asset value, end of period (x)	$16.73	$16.49	$16.59	$16.07	$16.83	$18.77
Total return (%) (r)(s)(t)(x)	5.33 (n)	10.02	9.04	1.21	(3.61)	17.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.99 (a)	1.98	1.96	1.95	1.95	1.94
Expenses after expense reductions	1.97 (a)	1.96	1.94	1.94	1.93	1.93
Net investment income (loss)	0.01 (a)	0.07	0.35	0.23	(0.09)	(0.49)
Portfolio turnover rate	31 (n)	47	34	34	30	44
Net assets at end of period (000 omitted)	$181	$615	$1,567	$2,834	$4,023	$6,016

Class C	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$16.30	$16.44	$15.94	$16.70	$18.66	$17.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.01	$0.06	$0.04	$(0.02)	$(0.09)
Net realized and unrealized gain (loss)	0.87	1.49	1.44	0.13	(0.72)	3.11
Total from investment operations	$0.87	$1.50	$1.50	$0.17	$(0.74)	$3.02
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.14)	$(0.05)	$(0.10)	$(0.09)
From net realized gain	(0.64)	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(0.64)	$(1.64)	$(1.00)	$(0.93)	$(1.22)	$(1.81)
Net asset value, end of period (x)	$16.53	$16.30	$16.44	$15.94	$16.70	$18.66
Total return (%) (r)(s)(t)(x)	5.33 (n)	10.01	9.06	1.24	(3.65)	17.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.99 (a)	1.98	1.96	1.95	1.95	1.94
Expenses after expense reductions	1.98 (a)	1.96	1.94	1.94	1.93	1.93
Net investment income (loss)	(0.05)(a)	0.03	0.34	0.23	(0.09)	(0.48)
Portfolio turnover rate	31 (n)	47	34	34	30	44
Net assets at end of period (000 omitted)	$6,611	$9,047	$14,699	$21,695	$29,474	$37,588

See Notes to Financial Statements
11

MFS New Discovery Value Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$18.13	$18.10	$17.47	$18.20	$20.22	$18.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.18	$0.24	$0.21	$0.16	$0.10
Net realized and unrealized gain (loss)	0.98	1.66	1.59	0.16	(0.78)	3.35
Total from investment operations	$1.07	$1.84	$1.83	$0.37	$(0.62)	$3.45
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.34)	$(0.22)	$(0.28)	$(0.20)
From net realized gain	(0.64)	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(0.64)	$(1.81)	$(1.20)	$(1.10)	$(1.40)	$(1.92)
Net asset value, end of period (x)	$18.56	$18.13	$18.10	$17.47	$18.20	$20.22
Total return (%) (r)(s)(t)(x)	5.90 (n)	11.12	10.08	2.30	(2.70)	18.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	0.98	0.96	0.95	0.95	0.94
Expenses after expense reductions	0.98 (a)	0.96	0.94	0.94	0.93	0.93
Net investment income (loss)	0.94 (a)	1.03	1.31	1.22	0.91	0.46
Portfolio turnover rate	31 (n)	47	34	34	30	44
Net assets at end of period (000 omitted)	$655,947	$832,362	$1,228,722	$1,388,622	$1,604,806	$1,795,671

Class R1	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$16.36	$16.52	$16.03	$16.80	$18.78	$17.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.00)(w)	$0.05	$0.04	$(0.01)	$(0.10)
Net realized and unrealized gain (loss)	0.87	1.50	1.45	0.13	(0.74)	3.14
Total from investment operations	$0.87	$1.50	$1.50	$0.17	$(0.75)	$3.04
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.15)	$(0.06)	$(0.11)	$(0.09)
From net realized gain	(0.64)	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(0.64)	$(1.66)	$(1.01)	$(0.94)	$(1.23)	$(1.81)
Net asset value, end of period (x)	$16.59	$16.36	$16.52	$16.03	$16.80	$18.78
Total return (%) (r)(s)(t)(x)	5.31 (n)	10.03	9.02	1.27	(3.65)	17.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.99 (a)	1.98	1.96	1.95	1.95	1.94
Expenses after expense reductions	1.98 (a)	1.96	1.95	1.92	1.92	1.93
Net investment income (loss)	(0.06)(a)	(0.02)	0.31	0.25	(0.09)	(0.51)
Portfolio turnover rate	31 (n)	47	34	34	30	44
Net assets at end of period (000 omitted)	$2,126	$2,115	$1,878	$1,972	$2,196	$2,224

See Notes to Financial Statements
12

MFS New Discovery Value Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$17.66	$17.68	$17.09	$17.84	$19.84	$18.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.15	$0.12	$0.07	$0.01
Net realized and unrealized gain (loss)	0.95	1.63	1.54	0.14	(0.76)	3.28
Total from investment operations	$0.99	$1.71	$1.69	$0.26	$(0.69)	$3.29
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.24)	$(0.13)	$(0.19)	$(0.11)
From net realized gain	(0.64)	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(0.64)	$(1.73)	$(1.10)	$(1.01)	$(1.31)	$(1.83)
Net asset value, end of period (x)	$18.01	$17.66	$17.68	$17.09	$17.84	$19.84
Total return (%) (r)(s)(t)(x)	5.60 (n)	10.57	9.54	1.73	(3.13)	18.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.49 (a)	1.48	1.46	1.45	1.45	1.44
Expenses after expense reductions	1.48 (a)	1.46	1.44	1.44	1.43	1.43
Net investment income (loss)	0.43 (a)	0.49	0.83	0.73	0.40	0.05
Portfolio turnover rate	31 (n)	47	34	34	30	44
Net assets at end of period (000 omitted)	$3,740	$3,868	$3,798	$5,265	$5,677	$6,251

Class R3	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$17.95	$17.94	$17.33	$18.07	$20.08	$18.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.19	$0.17	$0.12	$0.05
Net realized and unrealized gain (loss)	0.98	1.65	1.58	0.15	(0.78)	3.33
Total from investment operations	$1.04	$1.78	$1.77	$0.32	$(0.66)	$3.38
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.30)	$(0.18)	$(0.23)	$(0.15)
From net realized gain	(0.64)	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(0.64)	$(1.77)	$(1.16)	$(1.06)	$(1.35)	$(1.87)
Net asset value, end of period (x)	$18.35	$17.95	$17.94	$17.33	$18.07	$20.08
Total return (%) (r)(s)(t)(x)	5.79 (n)	10.84	9.86	2.01	(2.92)	18.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24 (a)	1.23	1.21	1.20	1.20	1.19
Expenses after expense reductions	1.22 (a)	1.21	1.19	1.19	1.18	1.18
Net investment income (loss)	0.66 (a)	0.74	1.00	0.98	0.65	0.24
Portfolio turnover rate	31 (n)	47	34	34	30	44
Net assets at end of period (000 omitted)	$42,245	$192,614	$204,333	$81,370	$99,012	$104,164

See Notes to Financial Statements
13

MFS New Discovery Value Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$18.17	$18.14	$17.50	$18.24	$20.25	$18.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.17	$0.24	$0.21	$0.17	$0.09
Net realized and unrealized gain (loss)	0.98	1.68	1.60	0.15	(0.78)	3.36
Total from investment operations	$1.07	$1.85	$1.84	$0.36	$(0.61)	$3.45
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.34)	$(0.22)	$(0.28)	$(0.20)
From net realized gain	(0.64)	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(0.64)	$(1.82)	$(1.20)	$(1.10)	$(1.40)	$(1.92)
Net asset value, end of period (x)	$18.60	$18.17	$18.14	$17.50	$18.24	$20.25
Total return (%) (r)(s)(t)(x)	5.89 (n)	11.11	10.12	2.24	(2.66)	18.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	0.98	0.96	0.95	0.95	0.94
Expenses after expense reductions	0.98 (a)	0.96	0.94	0.94	0.93	0.93
Net investment income (loss)	0.94 (a)	0.99	1.30	1.24	0.91	0.45
Portfolio turnover rate	31 (n)	47	34	34	30	44
Net assets at end of period (000 omitted)	$53,622	$64,256	$63,305	$66,910	$73,846	$103,464

Class R6	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$18.21	$18.17	$17.53	$18.27	$20.29	$18.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.26	$0.23	$0.18	$0.13
Net realized and unrealized gain (loss)	0.98	1.68	1.59	0.15	(0.78)	3.35
Total from investment operations	$1.08	$1.87	$1.85	$0.38	$(0.60)	$3.48
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.35)	$(0.24)	$(0.30)	$(0.22)
From net realized gain	(0.64)	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(0.64)	$(1.83)	$(1.21)	$(1.12)	$(1.42)	$(1.94)
Net asset value, end of period (x)	$18.65	$18.21	$18.17	$17.53	$18.27	$20.29
Total return (%) (r)(s)(t)(x)	5.93 (n)	11.27	10.20	2.34	(2.59)	18.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89 (a)	0.88	0.86	0.86	0.85	0.84
Expenses after expense reductions	0.87 (a)	0.86	0.85	0.84	0.84	0.83
Net investment income (loss)	1.05 (a)	1.10	1.40	1.32	1.00	0.62
Portfolio turnover rate	31 (n)	47	34	34	30	44
Net assets at end of period (000 omitted)	$1,280,127	$1,387,273	$1,431,761	$1,585,878	$1,728,213	$1,875,681

See Notes to Financial Statements
14

MFS New Discovery Value Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
16

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,278,764,744	$—	$—	$2,278,764,744
Mutual Funds	55,825,967	—	—	55,825,967
Total	$2,334,590,711	$—	$—	$2,334,590,711
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $41,329,483.  The fair value of the fund's investment securities on loan and a related liability of $42,249,413 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
17

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26
Ordinary income (including any short-term capital gains)	$90,674,426
Long-term capital gains	180,649,513
Total distributions	$271,323,939
The federal tax cost and the tax basis components of distributable earnings were as follows:
18

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
As of 8/31/26
Cost of investments	$1,970,453,635
Gross appreciation	466,002,250
Gross depreciation	(101,865,174)
Net unrealized appreciation (depreciation)	$364,137,076
As of 2/28/26
Undistributed ordinary income	5,436,888
Undistributed long-term capital gain	72,485,942
Net unrealized appreciation (depreciation)	548,521,924
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/26	Year ended 2/28/26
Class A	$8,264,425	$23,885,761
Class B	8,703	77,170
Class C	270,692	1,021,360
Class I	22,374,305	83,631,459
Class R1	78,691	196,777
Class R2	131,115	376,593
Class R3	1,532,546	19,042,685
Class R4	1,802,809	6,161,094
Class R6	43,468,427	136,931,040
Total	$77,931,713	$271,323,939
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2027. For the six months ended August 31, 2026, this management fee reduction amounted to $172,805, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2026 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
19

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.07%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2028. For the six months ended August 31, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,131 for the six months ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$303,095
Class B	0.75%	0.25%	1.00%	1.00%	2,033
Class C	0.75%	0.25%	1.00%	1.00%	39,475
Class R1	0.75%	0.25%	1.00%	1.00%	10,415
Class R2	0.25%	0.25%	0.50%	0.50%	9,534
Class R3	—	0.25%	0.25%	0.25%	201,575
Total Distribution and Service Fees					$566,127
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2026, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2026, were as follows:
Amount
Class A	$320
Class B	—
Class C	64
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2026, the fee was $37,954, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $626,221.
20

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2026 was equivalent to an annual effective rate of 0.0139% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended August 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,013,498. The sales transactions resulted in net realized gains (losses) of $1,579,599.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2026, this reimbursement amounted to $153,467, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $750,384,070 and $1,300,080,769, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Shares sold
Class A	231,459	$4,209,847	518,587	$8,844,756
Class B	—	—	254	4,001
Class C	4,862	78,476	11,953	189,419
Class I	1,017,567	18,302,776	5,167,728	89,957,100
Class R1	2,467	40,761	6,535	103,472
Class R2	5,876	103,525	18,964	318,899
Class R3	288,375	5,225,676	1,396,891	24,075,895
Class R4	200,676	3,657,570	393,967	6,877,338
Class R6	3,046,423	56,001,964	10,618,203	179,864,840
	4,797,705	$87,620,595	18,133,082	$310,235,720
21

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	451,472	$8,257,423	1,426,401	$23,851,179
Class B	520	8,703	4,899	75,618
Class C	16,366	270,692	66,907	1,021,277
Class I	1,192,961	22,129,428	4,868,412	82,402,405
Class R1	4,740	78,691	12,853	196,777
Class R2	7,276	131,115	22,821	376,593
Class R3	83,517	1,532,546	1,136,149	19,042,685
Class R4	96,925	1,802,809	363,231	6,161,094
Class R6	2,072,858	38,638,078	7,214,732	122,596,325
	3,926,635	$72,849,485	15,116,405	$255,723,953
Shares reacquired
Class A	(1,189,519)	$(21,538,300)	(3,238,497)	$(55,666,499)
Class B	(27,037)	(449,153)	(62,310)	(982,610)
Class C	(176,348)	(2,903,400)	(418,113)	(6,536,459)
Class I	(12,765,526)	(231,543,881)	(32,018,033)	(555,185,546)
Class R1	(8,381)	(134,281)	(3,807)	(60,240)
Class R2	(24,514)	(441,129)	(37,615)	(649,424)
Class R3	(8,800,967)	(166,207,589)	(3,193,997)	(55,761,136)
Class R4	(950,413)	(17,588,525)	(711,351)	(12,505,354)
Class R6	(12,657,009)	(234,912,759)	(20,434,185)	(360,758,968)
	(36,599,714)	$(675,719,017)	(60,117,908)	$(1,048,106,236)
Net change
Class A	(506,588)	$(9,071,030)	(1,293,509)	$(22,970,564)
Class B	(26,517)	(440,450)	(57,157)	(902,991)
Class C	(155,120)	(2,554,232)	(339,253)	(5,325,763)
Class I	(10,554,998)	(191,111,677)	(21,981,893)	(382,826,041)
Class R1	(1,174)	(14,829)	15,581	240,009
Class R2	(11,362)	(206,489)	4,170	46,068
Class R3	(8,429,075)	(159,449,367)	(660,957)	(12,642,556)
Class R4	(652,812)	(12,128,146)	45,847	533,078
Class R6	(7,537,728)	(140,272,717)	(2,601,250)	(58,297,803)
	(27,875,374)	$(515,248,937)	(26,868,421)	$(482,146,563)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2070 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
22

MFS New Discovery Value Fund
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2026, the fund’s commitment fee and interest expense were $6,225 and $12,861, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,381,565	$381,567,913	$370,378,210	$5,286	$—	$13,576,554

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$424,571	$—
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS New Discovery Value Fund
Board Review of Investment Advisory Agreement
MFS New Discovery Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance.  In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context
25

MFS New Discovery Value Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
26

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2026

*  Print name and title of each signing officer under his or her signature.